As filed with the Securities and Exchange Commission on February 5, 2014

1933 Act File No. 333-193307

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1  ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Funds Group Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.

Renee M. Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Class A, Class C, Class Y and Institutional Class shares of beneficial interest, par value $0.01 per share, of the Touchstone Mid Cap Value Fund, a series of the Registrant, are being registered. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Touchstone Mid Cap Value Opportunities Fund

a series of

Touchstone Strategic Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

February [XX], 2014

Dear Shareholder:

We have important information concerning your investment in the Touchstone Mid Cap Value Opportunities Fund (the “Mid Cap Value Opps Fund”), a series of Touchstone Strategic Trust (the “Trust”).  As a shareholder of the Mid Cap Value Opps Fund, we wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Mid Cap Value Opps Fund into the Touchstone Mid Cap Value Fund (the “Mid Cap Value Fund”, and together with the Mid Cap Value Opps Fund, the “Funds”), a series of Touchstone Funds Group Trust (the “Reorganization”).  The Funds have  substantially similar management fees and investment goals, and the same principal investment strategies.  The Funds are also managed by the same sub-advisor and portfolio manager.

After careful consideration, the Board approved the Reorganization because it eliminates the offering of overlapping funds with substantially similar investment goals and the same principal investment strategies, and to provide potential economies of scale for the Funds and their shareholders.  The Reorganization does not require shareholder approval.  You do not need to take any action regarding your account.

Pursuant to an Agreement and Plan of Reorganization, the Mid Cap Value Opps Fund will transfer all of its assets and liabilities to the Mid Cap Value Fund.  As a result of the Reorganization, you will receive shares of the Mid Cap Value Fund, which will have a total value equal to the total value of your shares in the Mid Cap Value Opps Fund.  The Mid Cap Value Opps Fund will then cease operations and liquidate. The Reorganization is expected to occur on or about March 24, 2014.

Effective as of the close of business on November 21, 2013, Lee Munder Capital Group, LLC (“LMCG”) was appointed as sub-advisor to the Mid Cap Value Opps Fund.  The enclosed document provides information about LMCG and the new sub-advisory agreement for Mid Cap Value Opps Fund between LMCG and Touchstone Advisors, Inc.

We have enclosed a Prospectus/Information Statement that describes the Reorganization in greater detail, as well as important information about the Mid Cap Value Fund.  Please contact the Trust with any questions.

Sincerely,

Jill T. McGruder
President
Touchstone Strategic Trust

TSF-XXXX-XXXX

QUESTIONS & ANSWERS

We recommend that you read the enclosed Prospectus/Information Statement.  In addition to the detailed information in the Prospectus/Information Statement, the following questions and answers provide an overview of key features of the Reorganization.

Q.                                   Why are we sending you the Prospectus/Information Statement?

A.                                    On November 21, 2013, the Board approved the Reorganization of the Mid Cap Value Opps Fund into the Mid Cap Value Fund.  Although the Reorganization does not require your approval, the Prospectus/Information Statement provides you with detailed information about the Reorganization between the Mid Cap Value Opps Fund and the Mid Cap Value Fund.

Q.                                   What will happen to my existing shares?

A.                                    Immediately after the Reorganization, you will own shares of the Mid Cap Value Fund that are equal in value to the shares of the Mid Cap Value Opps Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).  Therefore, your investment will not lose any value as a result of the Reorganization, but the Reorganization may result in economies of scale that benefit you.

Q.                                   How do the fees and expenses compare?

A.                                    Each Fund has  substantially similar management fees. The management fee rate of the Funds is the same but the Mid Cap Value Fund has lower break point levels.  For Classes A and C shares, the Funds have the same 12b-1 fees and sales charges.  Class Y and Institutional Class shares of each Fund are not subject to any 12b-1 fees or sales charges.

In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”).  Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund.  The expense limitations for each Fund are 1.29%, 2.04%, 1.04%, and 0.89% of average monthly net assets for Classes A, C, and Y shares and Institutional Class shares, respectively.  The expense limitation agreement for the Mid Cap Value Opps Fund is effective through October 29, 2014.  The expense limitation agreement for the Mid Cap Value Fund is effective through  March 23, 2015.  The section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail and the section entitled “Comparison of Investment Advisory Fees” provides additional information regarding the expense limitation agreements.

Q.                                   How do the Funds’ investment goals and principal investment strategies compare?

A.                                   Each Fund has a substantially similar investment goal and the same principal investment strategies.  The section of the Prospectus/Information Statement entitled “How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of each Fund.

Q.                                   Will I have to pay federal income taxes as a result of the Reorganization?

A.                                    You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of the Mid Cap Value Opps Fund for shares of the Mid Cap Value Fund.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  The section entitled “Material Federal Income Tax Consequences” of the Prospectus/Information Statement provides additional information regarding the federal income tax consequences of the Reorganization.

Q.                                   Who will manage the Mid Cap Value Fund after the Reorganization?

A.                                    Both Funds are currently managed by Touchstone Advisors, the investment advisor; Lee Munder Capital Group, LLC (“LMCG”), the sub-advisor; and Donald Cleven, CFA, the portfolio manager.  Touchstone Advisors, LMCG and Mr. Cleven will continue managing the Mid Cap Value Fund after the Reorganization.  As a result, we do not expect the management of your investment to change.  For more information please see the sections of the Prospectus/Information Statement entitled “Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?” and “Management of the Funds.”

Q.                                   Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.                                    No, you will not pay any sales load, commission, or other similar fee in connection with the Reorganization.

Q.                                   Who will pay for the Reorganization?

A.                                    Touchstone Advisors will pay the costs of the Reorganization.

Q.                                   What if I redeem my shares before the Reorganization takes place?

A.                                    If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable contingent deferred sales charge.

Q.                                   Why is no shareholder action necessary?

A.                                    The Trust’s Declaration of Trust provides that any series may be merged into another fund by a vote of a majority of the Board of the Trust without the approval of shareholders.  In addition, the Reorganization of the Mid Cap Value Opps Fund into the Mid Cap Value Fund satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), such that shareholder approval is not required by the 1940 Act.

Q.                                   When will the Reorganization occur?

A.                                    The Reorganization is expected to occur on or about March 24, 2014.

Q.                                   Who should I contact for more information?

A.                                    You can contact shareholder services at 1.800.543.0407.

PROSPECTUS/INFORMATION STATEMENT

February [XX], 2014

Touchstone Strategic Trust

303 Broadway, Suite 1100

Cincinnati, OH  45202

(800) 543-0407

We Are Not Asking You for a Proxy and You Should Not Send Us a Proxy

This Prospectus/Information Statement is being furnished to shareholders of the Touchstone Mid Cap Value Opportunities Fund (the “Mid Cap Value Opps Fund”), a series of Touchstone Strategic Trust (“TST” or the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of TST (the “Board”).  The Plan provides for the following:

•                  the transfer of all of the assets of the Mid Cap Value Opps Fund to the Touchstone Mid Cap Value Fund (the “Mid Cap Value Fund” and, collectively with the Mid Cap Value Opps Fund, the “Funds”), a series of the Touchstone Funds Group Trust (“TFGT”), in exchange for shares of the Mid Cap Value Fund (the “Reorganization”);

•                  the assumption by the Mid Cap Value Fund of all of the liabilities of the Mid Cap Value Opps Fund;

•                  the termination of the Mid Cap Value Opps Fund subsequent to the distribution of shares of the Mid Cap Value Fund to the Mid Cap Value Opps Fund’s shareholders in complete liquidation of that Fund; and

•                  the qualification of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about March 24, 2014.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization.  This document also serves as an Information Statement with respect to the appointment of Lee Munder Capital Group, LLC (“LMCG”) as sub-advisor to the Mid Cap Value Opps Fund, effective as of the close of business on November 21, 2013.  A Statement of Additional Information (“SAI”) dated February [XX], 2014 relating to this Prospectus/Information Statement and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus/Information Statement.

Additional information concerning the Mid Cap Value Opps Fund and the Mid Cap Value Fund is contained in the documents described below, all of which have been filed with the SEC.  Each document is incorporated by reference into this Prospectus/Information Statement (meaning that they are legally considered to be part of this Prospectus/Information Statement) only insofar as they related to the Mid Cap Value Opps Fund and the Mid Cap Value Fund.  No other parts of such documents are incorporated by reference herein.

Information about the Mid Cap Value Opps Fund and the Mid Cap Value Fund:	How to Obtain this Information:

Prospectuses

1.              Prospectus relating to the Touchstone Mid Cap Value Opportunities Fund dated October 30, 2013 (previously filed on EDGAR, Accession No. 0001104659-13-077896), as supplemented through the date of this Prospectus/Information Statement.

2.              Prospectus relating to the Touchstone Mid Cap Value Fund dated January 30, 2014 (previously filed on EDGAR, Accession No. 0001104659-14-004329), which accompanies this Prospectus/Information Statement, as supplemented through the date of this Prospectus/Information Statement.

Statements of Additional Information

1.              SAI relating to the Touchstone Mid Cap Value Opportunities Fund dated October 30, 2013 (previously filed on EDGAR, Accession No. 0001104659-13-077896), as supplemented through the date of this Prospectus/Information Statement.

2.              SAI relating to the Touchstone Mid Cap Value Fund dated January 30, 2014 (previously filed on EDGAR, Accession No. 0001104659-14-004329), as supplemented through the date of this Prospectus/Information Statement.

Annual Reports

1.              Annual Report relating to the Touchstone Mid Cap Value Opportunities Fund dated June 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-048346).

2.              Annual Report relating to the Touchstone Mid Cap Value Fund dated September 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-065116).

A copy of the Touchstone Mid Cap Value Fund Prospectus is being mailed with the Prospectus/Information Statement.  You may obtain copies of the Touchstone Mid Cap Value Opportunities Fund’s Prospectuses and each Fund’s SAI or Annual Report, without charge, upon request by:

•                  Writing to Touchstone Strategic Trust or Touchstone Funds Group Trust, at P.O. Box 9878, Providence, RI 02940; or

•                  Calling (800) 543-0407 toll-free; or

•                  Downloading a copy from https://www.touchstoneinvestments.com/home/formslit/.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Funds:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

TABLE OF CONTENTS

SUMMARY	3
What are the Reasons for the Reorganization?	3
What are the key features of the Reorganization?	3
After the Reorganization, what shares of the Mid Cap Value Fund will I own?	3
How do the Funds’ investment goal and principal investment strategies compare?	3
How do the Funds’ fees and expenses compare?	4
How do the Funds’ performance records compare?	9
Will I be able to purchase, redeem, and exchange shares the same way?	11
Will I be able to receive distributions the same way?	11
Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?	11
Will the Mid Cap Value Fund have the same service providers as the Mid Cap Value Opps Fund?	11
What will be the primary federal income tax consequences of the Reorganization?	11
Will there be any repositioning costs?	11
COMPARISON OF PRINCIPAL STRATEGIES AND RISKS	11
Principal Strategies	11
Principal Risks	12
INFORMATION ABOUT THE REORGANIZATION	13
Reasons for the Reorganization	13
Agreement and Plan of Reorganization	13
Description of the Securities to be Issued	14
Material Federal Income Tax Consequences	14
Pro Forma Capitalization	17
THE FUND’S MANAGEMENT	17
Investment Advisor	17
Sub-Advisor and Portfolio Manager	18
Investment Advisory Fees	18
Advisory and Sub-Advisory Agreement Approval	18
Expense Limitation Agreement	19
CHOOSING A CLASS OF SHARES	19
Class A Shares	19
Class C Shares	20
Class Y Shares	20
Institutional Class Shares	20
Buying and Selling Fund Shares	20
Exchange Privileges of the Funds	21
Distribution Policy	22
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	22

INFORMATION ON SHAREHOLDERS’ RIGHTS	22
FINANCIAL STATEMENTS AND EXPERTS	23
LEGAL MATTERS	24
ADDITIONAL INFORMATION	24
FINANCIAL HIGHLIGHTS	25
OTHER INFORMATION REGARDING CHANGE IN SUB-ADVISOR OF MID CAP VALUE OPPS FUND	30
Background	30
Board Considerations	30
Description of the Sub-Advisory Agreement	31
Information About the Sub-Advisor	32
Other Information	33
EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS	B-1
EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	C-1
EXHIBIT D: SUB-ADVISORY AGREEMENT	D-1

SUMMARY

This section summarizes the primary features of the Reorganization.  It may not contain all of the information that is important to you.  To understand the Reorganization, you should read this entire Prospectus/Information Statement and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the SAI, and the Plan, which is attached to this Prospectus/Information Statement as Exhibit A.  This document also serves as an Information Statement with respect to the appointment of LMCG as sub-advisor, effective November 21, 2013.

What are the Reasons for the Reorganization?

The Reorganization is designed to eliminate the offering of overlapping funds with substantially similar management fees and investment goals, and the same principal investment strategies, advisor, sub-advisor, and portfolio manager.  The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  Prior to November 21, 2013, the Mid Cap Value Opps Fund and the Mid Cap Value Fund were managed by different sub-advisors.  Thompson Siegel & Walmsley LLC (“TS&W”) served as the Mid Cap Value Opps Fund’s sub-advisor and LMCG served as the Mid Cap Value Fund’s sub-advisor.  At a meeting on November 21, 2013, the Board of TST approved the selection of LMCG as sub-advisor to the Mid Cap Value Opps Fund.  As of the close of business on November 21, 2013, TS&W was replaced by LMCG as sub-advisor to Mid Cap Value Opps Fund.  At the same meeting, the Board of TST and TGFT, including those Trustees who are not “interested persons”, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization was in the best interests of the Funds and their shareholders and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  Therefore, the Board of TST and TGFT approved the Reorganization.  For more information, please see the section entitled “Reasons for the Reorganization.”

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization.  The Plan provides for the following:

•                  the transfer of all of the assets of the Mid Cap Value Opps Fund to the Mid Cap Value Fund in exchange for shares of the Mid Cap Value Fund;

•                  the assumption by the Mid Cap Value Fund of all of the liabilities of the Mid Cap Value Opps Fund;

•                  the termination of the Mid Cap Value Opps Fund subsequent to the distribution of shares of the Mid Cap Value Fund to the Mid Cap Value Opps Fund’s shareholders in complete liquidation of the Mid Cap Value Opps Fund; and

•                  the qualification of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about March 24, 2014.

After the Reorganization, what shares of the Mid Cap Value Fund will I own?

Each Fund is a series of a registered open-end management investment company (i.e., a mutual fund).  The following table shows the share classes of the Mid Cap Value Fund that will be issued to each corresponding share class of the Mid Cap Value Opps Fund.

Funds and Share Classes

Touchstone Mid Cap Value Opportunities Fund, a series of TST	Touchstone Mid Cap Value Fund, a series of TFGT
Class A Class C Class Y Institutional Class	Class A Class C Class Y Institutional Class

The Mid Cap Value Fund shares you receive will have the same total value as your shares of the Mid Cap Value Opps Fund as of the close of business on the day immediately prior to the Reorganization.

How do the Funds’ investment goal and principal investment strategies compare?

The Funds have substantially similar investment goals and the same principal investment strategies.  Each Fund also has substantially similar fundamental investment limitations, which are set forth in Exhibit B.

The Mid Cap Value Opps Fund’s investment goal is to seek to provide investors with long-term capital growth.  The Mid Cap Value Fund’s investment goal is to seek capital appreciation.  Each Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  These are non-fundamental policies that a Fund can change upon 60 days prior notice to shareholders.  For purposes of each Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap Index (between $1.13 billion and $29.14 billion as of December 31, 2013) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions.

The Funds’ sub-advisor, LMCG, employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value.  In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid-cap securities.  In evaluating and selecting potential investments for a Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations.  The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position.  LMCG generally limits each Fund’s weight in a sector to 10% over or under the sector’s weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%.  Each Fund will hold approximately 60 to 80 securities.  LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables. The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund.  The tables also show the various costs and expenses that investors in the Mid Cap Value Opps Fund will bear as shareholders of the Mid Cap Value Fund.  Pro forma expense levels project anticipated expense levels following the Reorganization, but actual expenses may be greater or less than those shown.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price.  The Mid Cap Value Opps Fund shareholders will not pay any front-end sales charge on any shares of the Mid Cap Value Fund received as part of the Reorganization, but any CDSC holding period will carry over.  Information regarding sales charge discounts for which you may qualify with respect to future purchases of Class A shares of the Mid Cap Value Fund is included in the section entitled “Description of Share Classes of the Funds” below.  Expense ratios reflect annual fund operating expenses for the 12 months ended September 30, 2013 for the Mid Cap Value Opps Fund and for the most recent fiscal year ended September 30, 2013 for the Mid Cap Value Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2013 and do not include the estimated costs of the Reorganization.  Neither the Funds nor the shareholders will bear any Reorganization costs.

	Mid Cap Value Opps Fund Class A		Mid Cap Value Fund Class A		Mid Cap Value Fund after Reorganization (pro forma combined) Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	1.00	%(1)	1.00	%(1)	1.00	%(1)
Wire Redemption Fee	Up to $15		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%		0.84%		0.82%
Distribution or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.97%		0.66%		0.52%
Acquired Fund Fees and Expenses (AFFE)	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	2.08%		1.76	%(2)	1.60%
Fee Waivers or Expense Reimbursement(3)	-0.78%		-0.46%		-0.30%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.30%		1.30%		1.30%

(1) If a shareholder purchases $1 million or more of Class A shares and therefore does not pay initial sales charges, then a CDSC of up to 1.00% may apply if those Class A shares are redeemed within 12 months after initial purchase. You should contact your financial intermediary to determine whether you are subject to the CDSC.

(2) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated September 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) Touchstone Advisors and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 1.29% of average monthly net assets for Class A shares. The expense limitation agreement for the Mid Cap Value Opps Fund is effective through October 29, 2014.  The expense limitation agreement for the Mid Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TGFT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Mid Cap Value Opps Fund Class C	Mid Cap Value Fund Class C		Mid Cap Value Fund after Transaction (pro forma combined) Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%		1.00%
Wire Redemption Fee	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%	0.84%		0.82%
Distribution or Service (12b-1) Fees	1.00%	1.00%		1.00%
Other Expenses	2.88%	2.33%		1.42%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses	4.74%	4.18	%(1)	3.25%
Fee Waivers or Expense Reimbursement(2)	-2.69%	-2.13%		-1.20%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	2.05%	2.05%		2.05%

(1) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated September 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)Touchstone Advisors and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 2.04% of average monthly net assets for Class C shares.  The expense limitation agreement for the Mid Cap Value Opps Fund is effective through October 29, 2014.  The expense limitation agreement for the Mid Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TGFT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Mid Cap Value Opps Fund Class Y	Mid Cap Value Fund Class Y		Mid Cap Value Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%	0.84%		0.82%
Other Expenses	0.36%	0.54%		0.34%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses	1.22%	1.39	%(1)	1.17%
Fee Waivers or Expense Reimbursement(2)	-0.17%	-0.34%		-0.12%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.05%	1.05%		1.05%

(1) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated September 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2) Touchstone Advisors and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 1.04% of average monthly net assets for Class Y shares. The expense limitation agreement for the Mid Cap Value Opps Fund is effective through October 29, 2014.  The expense limitation agreement for the Mid Cap Value Fund is effective through  March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TGFT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Mid Cap Value Opps Fund Institutional Class	Mid Cap Value Fund Institutional Class		Mid Cap Value Fund after Transaction (pro forma combined) Institutional Class
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%	0.84%		0.82%
Other Expenses	0.33%	0.25%		0.24%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses	1.19%	1.10	%(1)	1.07%
Fee Waivers or Expense Reimbursement(2)	-0.29%	-0.20%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.90%	0.90%		0.90%

(1) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated September 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2) Touchstone Advisors and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business)in order to limit annual fund operating expenses for each Fund to 0.89% of average monthly net assets for Institutional Class shares. The expense limitation agreement for the Mid Cap Value Opps Fund is effective through October 29, 2014.  The expense limitation agreement for the Mid Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TGFT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

Expense Examples. The examples are intended to help you compare the cost of investing in the Mid Cap Value Opps Fund versus the Mid Cap Value Fund and the Mid Cap Value Fund (Pro Forma Combined), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  For the Mid Cap Value Opps Fund, the example also assumes that the expense limitations remain in effect for the remainder of the contractual period, which expires on October 29, 2014, and then gross expenses are used for the periods beginning October 30, 2014.  For the Mid Cap Value Fund and Mid Cap Value Fund (Pro Forma Combined), the example also assumes that the expense limitations remain in effect for the remainder of the contractual period, which expires on March 23, 2015, and then gross expenses are used for the periods beginning March 24, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
Classes	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A
Mid Cap Value Opps Fund	$721	$1,139	$1,581	$2,804	$721	$1,139	$1,581	$2,804
Mid Cap Value Fund	$700	$1,055	$1,433	$2,490	$700	$1,055	$1,433	$2,490
Mid Cap Value Fund after Reorganization (Pro Forma Combined)	$700	$1,023	$1,369	$2,342	$700	$1,023	$1,369	$2,342
Class C
Mid Cap Value Opps Fund	$382	$1,253	$2,229	$4,693	$282	$1,253	$2,229	$4,693
Mid Cap Value Fund	$308	$1,076	$1,958	$4,226	$208	$1,076	$1,958	$4,226
Mid Cap Value Fund after Reorganization (Pro Forma Combined)	$308	$888	$1,592	$3,464	$208	$888	$1,592	$3,464
Class Y
Mid Cap Value Opps Fund	$112	$375	$659	$1,470	$112	$375	$659	$1,470
Mid Cap Value Fund	$107	$406	$726	$1,634	$107	$406	$726	$1,634
Mid Cap Value Fund after Reorganization (Pro Forma Combined)	$107	$360	$633	$1,414	$107	$360	$633	$1,414
Institutional Class
Mid Cap Value Opps Fund	$100	$357	$634	$1,425	$100	$357	$634	$1,425
Mid Cap Value Fund	$92	$329	$586	$1,320	$92	$329	$586	$1,320
Mid Cap Value Fund after Reorganization (Pro Forma Combined)	$91	$322	$571	$1,285	$91	$322	$571	$1,285

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  As of each Fund’s most recent fiscal year end, the portfolio turnover rate for the Mid Cap Value Opps Fund and Mid Cap Value Fund was 102% and 68%, respectively.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year and by comparing the Russell Midcap® Value Index to the Mid Cap Value Opps Fund’s average annual total returns for 1 year, 5 years, and since inception and the Mid Cap Value Fund’s average annual total returns for 1 year and since inception.  The bar charts do not reflect any sales charges, which would reduce your return.  The Funds’ past performance (before and after taxes) does not indicate how the Funds will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Mid Cap Value Opportunities Fund — Class A Total Return as of December 31

Best Quarter:  First Quarter 2013 16.18%        Worst Quarter:  Fourth Quarter 2008 (21.16)%

Touchstone Mid Cap Value Fund — Class A shares Total Return as of December 31

Best Quarter:  Fourth Quarter 2011 14.14%        Worst Quarter:  Third Quarter 2011 (20.13)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for each Fund’s Class A shares.  After-tax returns for other share classes will vary.

Mid Cap Value Opps Fund

Class A shares and Institutional Class shares began operations on June 4, 2007.  Class Y shares began operations on December 9, 2008.  Class C shares began operations on April 16, 2012.  Class Y shares and Class C shares performance information was calculated using the historical performance of Class A shares for periods prior to December 9, 2008 and April 16, 2012, respectively.  Class Y shares performance for this period has been restated to exclude the maximum applicable sales charge for Class A shares.  The Class C shares performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

Average Annual Total Returns

For the periods ended December 31, 2013

	Mid Cap Value Opps Fund			Mid Cap Value Fund
	1 Year	5 Years	Since Inception (6/4/07)	1 Year	Since Inception (9/30/09)
Class A
Return Before Taxes	31.40%	16.96%	4.65%	25.35%	15.43%
Return After Taxes on Distributions	26.52%	14.74%	3.11%	22.26%	14.05%
Return After Taxes on Distributions and Sale of Fund Shares	19.99%	13.38%	3.39%	15.76%	11.97%
Class C
Return Before Taxes	37.25%	17.69%	4.97%	31.02%	16.19%
Class Y
Return Before Taxes	39.76%	18.69%	5.51%	33.30%	17.35%
Institutional Class
Return Before Taxes	39.91%	18.80%	6.03%	33.57%	17.52%

	1 Year	5 Years	Since Inception (6/4/07)	1 Year	Since Inception (9/30/09)
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	33.46%	21.16%	5.35%	33.46%	18.16%

Will I be able to purchase, redeem, and exchange shares the same way?

Yes, after the Reorganization you will be able to purchase, redeem, and exchange shares of the Mid Cap Value Fund the same way that you purchase, redeem, and exchange shares of the Mid Cap Value Opps Fund.  For more information, see the section entitled “Purchases, Redemptions, Exchanges of Shares and Dividend Policy,” below.

Will I be able to receive distributions the same way?

Yes, after the Reorganization you will be able to receive distributions the same way.  Like the Mid Cap Value Opps Fund, the Mid Cap Value Fund intends to annually distribute to its shareholders substantially all of its income and capital gains.  After the Reorganization, any income and capital gains will be reinvested in the class of shares of the Mid Cap Value Fund you receive in the Reorganization or, if you have so elected, distributed in cash.  For more information, see the section entitled “Purchases, Redemptions, Exchanges of Shares and Dividend Policy.”

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?

For each Fund, Touchstone Advisors, LMCG, and Donald Cleven, CFA, respectively serve as the investment advisor, sub-advisor, and portfolio manager..  After the Reorganization, each will continue in their current capacity.  For additional information regarding Touchstone Advisors, LMCG and Mr. Cleven, please see the section entitled “Management of the Funds.”

Will the Mid Cap Value Fund have the same service providers as the Mid Cap Value Opps Fund?

The Funds currently have the same service providers.  Upon completion of the Reorganization, the Mid Cap Value Fund will continue to engage its existing service providers, as set forth in the chart below.

Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrator	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

For additional information regarding the service providers to the Funds, please see each Fund’s SAI.

What will be the primary federal income tax consequences of the Reorganization?

The transaction is expected to qualify as a tax-free reorganization for federal income tax purposes.  If the Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization.  As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of Vedder Price P.C. that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position.  See “Material Federal Income Tax Consequences” for more information on the federal income tax consequences of the Reorganization.

Will there be any repositioning costs?

Because  the Mid Cap Value Opps Fund and the Mid Cap Value Fund have substantially similar investment goals, the same principal investment strategies and are managed by the same portfolio manager, no material repositioning costs are expected to be incurred by either Fund as a result of the Reorganization.

COMPARISON OF PRINCIPAL STRATEGIES AND RISKS

The principal investment strategies and risks of each Fund are substantially similar, as shown in the following tables.  For more information on the risks associated with Funds, see each Fund’s prospectus and SAI.

Principal Strategies

Each Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap Index (between $1.13 billion and $29.14 billion as of December 31, 2013) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions.

The sub-advisor, Lee Munder Capital Group, LLC (“LMCG” or “Sub-Advisor”) employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value.  In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid-cap securities.  In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations.  The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position.  LMCG generally limits the Fund’s weight in a sector to 10% over or under the sector’s weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%.  The Fund will hold approximately 60 to 80 securities.  LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.

Principal Risks

Each Fund’s share price will fluctuate.  You could lose money on your investment in each Fund, and each Fund could return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

PRINCIPAL RISK	MID CAP VALUE OPPS FUND	MID CAP VALUE FUND
Equity Securities Risk

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund’s shares.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Mid-Cap Risk

The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be less liquid and subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk

In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.	Identical.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is designed to eliminate the offering of overlapping funds with substantially similar investment goals and the same principal investment strategies, sub-advisor and portfolio manager.  The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  At a meeting held on November 21, 2013, the Board of TST and TGFT, including the Independent Trustees, determined that the Reorganization was in the best interests of the Funds and their shareholders and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  Therefore, the Board approved the Reorganization.

In evaluating the Reorganization, the Board requested and reviewed, with assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds.  These materials included written information regarding operations and financial conditions of the Funds, principal terms and conditions of the Reorganization, including that the Reorganization is expected to quality as a tax-free reorganization for federal income tax purposes.  The Board considered that as of September 30, 2013, the Mid Cap Value Opps Fund had net assets of approximately $147.4 million, while the Mid Cap Value Fund had net assets of approximately $166.8 million. As of December 31, 2013, the Mid Cap Value Opps Fund had net assets of approximately $159 million, while the Mid Cap Value Fund had net assets of approximately $190 million.  Accordingly, by merging the Funds, shareholders would enjoy a greater asset base over which fund expenses may be spread.  In addition, the Board considered the following factors among others:

•                  the terms and conditions of the Reorganization;

•                  the investment advisory fee and other fees paid by the Funds and the expense ratios of the Funds;

•                  the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganization would be in the best interests of the Funds;

•                  the expenses of the Reorganization would not be borne by the Funds’ shareholders;

•                  the historical investment performance record of the Funds and expected continuity of day-to-day Fund management through LMCG;

•                  the substantially similar investment goals and investment strategies of the Funds;

•                  the Mid Cap Value Fund’s assumption of all of the liabilities of the Mid Cap Value Opps Fund;

•                  the anticipated benefits to shareholders, including operating efficiencies, that may be achieved from the Reorganization;

•                  the anticipated federal income tax-free nature of the Reorganization; and

•                  alternatives available to shareholders of the Mid Cap Value Opps Fund, including the ability to redeem their shares.

During their assessment, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of the Funds and the interests of existing shareholders would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan, as set forth in Exhibit A.

The Plan provides that all of the assets of the Mid Cap Value Opps Fund will be transferred to the Mid Cap Value Fund solely in exchange for shares of the Mid Cap Value Fund and the assumption by the Mid Cap Value Fund of all the liabilities of the Mid Cap Value Opps Fund on or about March 24, 2014 or such other date as may be agreed upon by the parties (the “Closing Date”).  The class or classes of the Mid Cap Value Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of the Mid Cap Value Opps Fund shares that you own immediately prior to the closing.

Prior to the Closing Date, the Mid Cap Value Opps Fund will endeavor to discharge all of its known liabilities and obligations.  The Mid Cap Value Opps Fund will prepare an unaudited statement of its assets and liabilities as of 4:00 PM Eastern Time on the Business Day preceding the Closing Date (the “Valuation Date”).  At or prior to the Valuation Date, for tax reasons, the Mid Cap Value Opps Fund will distribute to its shareholders all of the Mid Cap Value Opps Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or before the Closing Date, all of the Mid Cap Value Opps Fund’s net tax exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction by any available capital loss carryforwards).

BNY Mellon Investment Servicing (US) Inc., the sub-administrator for the Funds, will compute the value of the Mid Cap Value Opps Fund’s portfolio of securities.  The method of valuation employed will be consistent with the valuation procedures described in the Mid Cap Value Opps Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

As soon after the closing as practicable, the Mid Cap Value Opps Fund will distribute pro rata to its shareholders of record as of the closing the full and fractional shares of the Mid Cap Value Fund received by the Mid Cap Value Opps Fund.  The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Mid Cap Value Opps Fund’s shareholders on the Mid Cap Value Fund’s share records of its transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Mid Cap Value Fund due to a Mid Cap Value Opps Fund’s shareholder.  All issued and outstanding shares of the Mid Cap Value Opps Fund will be canceled.  Shares of the Mid Cap Value Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued.  After these distributions and the winding up of its affairs, the Mid Cap Value Opps Fund will be completely liquidated and terminated.

The Reorganization is subject to the conditions set forth in the Plan.  The Plan may be terminated (a) by the mutual agreement of the Mid Cap Value Opps Fund and the Mid Cap Value Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not the Reorganization is consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganization.

Description of the Securities to be Issued

Shareholders of the Mid Cap Value Opps Fund as of the closing will receive full and fractional shares of the Mid Cap Value Fund in accordance with the procedures provided for in the Plan.  The shares of the Mid Cap Value Fund to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Mid Cap Value Opps Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Information Statement and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganization.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Mid Cap Value Opps Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Mid Cap Value Opps Fund shares as part of a hedge, straddle, or conversion transaction; a person that does not hold Mid Cap Value Opps Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Mid Cap Value Opps Fund and the Mid Cap Value Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(i)            The transfer by the Mid Cap Value Opps Fund of all its assets to the Mid Cap Value Fund solely in exchange for Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all the liabilities of the Mid Cap Value Opps Fund, followed by the pro rata, by class, distribution of all the Mid Cap Value Fund shares so received by the Mid Cap Value Opps Fund to the Mid Cap Value Opps Fund’s shareholders of record in complete liquidation of the Mid Cap Value Opps Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Mid Cap Value Fund and the Mid Cap Value Opps Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii)           No gain or loss will be recognized by the Mid Cap Value Fund upon the receipt of all the assets of the Mid Cap Value Opps Fund solely in exchange for Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all the liabilities of the Mid Cap Value Opps Fund.

(iii)          No gain or loss will be recognized by the Mid Cap Value Opps Fund upon the transfer of all its assets to the Mid Cap Value Fund solely in exchange for Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all the liabilities of the Mid Cap Value Opps Fund or upon the distribution (whether actual or constructive) of the Mid Cap Value Fund shares so received to the Mid Cap Value Opps Fund’s shareholders solely in exchange for such shareholders’ shares of the Mid Cap Value Opps Fund in complete liquidation of the Mid Cap Value Opps Fund.

(iv)          No gain or loss will be recognized by the Mid Cap Value Opps Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Mid Cap Value Opps Fund solely for Mid Cap Value Fund shares.

(v)           The aggregate basis of the Mid Cap Value Fund shares received by each Mid Cap Value Opps Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Mid Cap Value Opps Fund shares exchanged therefor by such shareholder.

(vi)          The holding period of the Mid Cap Value Fund shares received by each Mid Cap Value Opps Fund shareholder in the Reorganization will include the period during which the shares of the Mid Cap Value Opps Fund exchanged therefor were held by such shareholder, provided such Mid Cap Value Opps Fund shares were held as capital assets at the effective time of the Reorganization.

(vii)         The basis of the assets of the Mid Cap Value Opps Fund received by the Mid Cap Value Fund will be the same as the basis of such assets in the hands of the Mid Cap Value Opps Fund immediately before the effective time of the Reorganization.

(viii)        The holding period of the assets of the Mid Cap Value Opps Fund received by the Mid Cap Value Fund will include the period during which such assets were held by the Mid Cap Value Opps Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Mid Cap Value Opps Fund, the Mid Cap Value Fund or any Mid Cap Value Opps Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Mid Cap Value Opps Fund would recognize gain or loss on the transfer of its assets to the Mid Cap Value Fund and each shareholder of the Mid Cap Value Opps Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Mid Cap Value Opps Fund shares and the fair market value of the shares of the Mid Cap Value Fund it receives.

Prior to the Reorganization, the Mid Cap Value Opps Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Mid Cap Value Opps Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, through the Reorganization.  Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets as discussed below.  Even if reinvested in additional shares of the Mid Cap Value Opps Fund, which would be exchanged for shares of the Mid Cap Value Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of the Mid Cap Value Opps Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Mid Cap Value Opps Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis (after taking into account any capital loss carryforwards) will be distributed to the Mid Cap Value Opps Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net realized short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning on or prior to this date are used.

The Reorganization will cause the tax year of the Mid Cap Value Opps Fund to close.  After the Reorganization, the Mid Cap Value Fund’s ability to use the Mid Cap Value Opps Fund’s or the Mid Cap Value Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type.  Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred.  The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

As of September 30, 2013, for U.S. federal income tax purposes the Mid Cap Value Fund did not have any capital loss carryforwards.  As of June 30, 2013, for U.S. federal income tax purposes, the Mid Cap Value Opps Fund had capital loss carryforwards of $3,299,947, which expire in 2017.

As of June 30, 2013, for U.S. federal income tax purposes, the Mid Cap Value Opps Fund had net unrealized gains of $17,265,062.  These figures are likely to change by the date of the Reorganization, and do not reflect the impact of the Reorganization, including, in particular, the application of the loss limitation rules discussed herein.

In addition, shareholders of the Mid Cap Value Opps Fund will receive a proportionate share of any taxable income and gains realized by the Mid Cap Value Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Mid Cap Value Fund.  As a result, shareholders of the Mid Cap Value Opps Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

During November 2013 the portfolio was repositioned and  it is estimated that approximately 92% of Mid Cap Value Opps Fund’s portfolio was sold prior to the Reorganization.  The portfolio repositioning resulted in realized gains of approximately $20 million when the securities were sold.  It is expected that the portfolio repositioning, in addition to normal fund activity may result in a capital gain distribution to the Mid Cap Value Opps Fund shareholders.  The distribution may be reduced by the Fund’s capital loss carryforward balance of $3,299,947.

During November 2013 the portfolio was repositioned and  it is estimated that approximately 92% of Mid Cap Value Opps Fund’s portfolio was sold prior to the Reorganization.  The portfolio repositioning resulted in realized gains of approximately $20 million when the securities were sold.  It is expected that the portfolio repositioning, in addition to normal fund activity may result in a capital gain distribution to the Mid Cap Value Opps Fund shareholders.  The distribution may be reduced by the Fund’s capital loss carryforward balance of $3,299,947.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”).  Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state or local tax issues and is limited to federal income tax issues.  You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following table sets forth as of September 30, 2013, the total net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming the Reorganization occurred as of September 30, 2013.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of the Mid Cap Value Fund after it has combined with the Mid Cap Value Opps Fund assuming the Reorganization occurred as of September 30, 2013.  These numbers may differ as of the closing date of the Reorganization.

	Touchstone Mid Cap Value Opportunities Fund	Touchstone Mid Cap Value Fund	Pro Forma Adjustments(1)		Pro Forma Combined Touchstone Mid Cap Value Fund
Net Assets (all classes)	$147,401,516	$166,772,002			$314,173,518
Class A
Net assets	10,098,079	5,306,943			15,405,022
Shares outstanding	1,025,175	329,827	(397,575	)(2)	957,427
Net asset value per share	9.85	16.09			16.09
Class C
Net assets	526,518	718,834			1,245,352
Shares outstanding	53,891	44,940	(20,984	)(2)	77,847
Net asset value per share	9.77	16.00			16.00
Class Y
Net assets	101,373,796	15,781,512			117,155,308
Shares outstanding	10,229,334	977,375	(3,952,319	)(2)	7,254,390
Net asset value per share	9.91	16.15			16.15
Institutional Class
Net assets	35,403,123	144,964,713			180,367,836
Shares outstanding	3,572,426	8,948,567	(1,387,048	)(2)	11,133,945
Net asset value per share	9.91	16.20			16.20

(1)         Touchstone Advisors will bear 100% of the Reorganization expense, which are estimated to be approximately $16,000.  As a result there are no pro forma adjustments to net assets.

(2)         Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Mid Cap Value Opps Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share.

THE FUND’S MANAGEMENT

Each Fund has the same investment advisor, sub-advisor, and portfolio manager.

Investment Advisor

Touchstone Advisors, Inc.

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a SEC-registered investment advisor since 1994.  As of December 31, 2013, it had approximately $20.3 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board.  Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise.  Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•                  level of knowledge and skill;

•                  performance as compared to its peers or benchmark;

•                  consistency of performance over 5 years or more;

•                  level of compliance with investment rules and strategies;

•                  employees;

•                  facilities and financial strength; and

•                  quality of service.

Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor.  Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits TST and TGFT, as applicable, or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with TST or TGFT, as applicable, or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds.  Shareholders of a Fund will be notified of any changes in the Fund’s sub-advisory arrangements.  After the Reorganization, Touchstone Advisors and TFGT will continue to rely on this exemptive order.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund’s assets.  If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor.  Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent, or other parties.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate based on the average daily net assets of the Fund.  The annual fee rate below is the fee paid to Touchstone Advisors by each Fund for the Fund’s most recent fiscal year end and is net of advisory fees waived by Touchstone Advisors, if any.  Touchstone Advisors, not the Funds, pays sub-advisory fees to LMCG from its advisory fee.

Sub-Advisor and Portfolio Manager

Lee Munder Capital Group, LLC

200 Clarendon Street, 28th Floor, Boston, MA 02116

LMCG has served as sub-advisor to Mid Cap Value Fund since September 30, 2009 and to Mid Cap Value Opps Fund since November 21, 2013.  As sub-advisor, LMCG makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines.  As of December 31, 2013, LMCG had approximately $6.4 billion in assets under management and advisement.

Donald Cleven, CFA, Portfolio Manager, joined LMCG in 2002.  From inception of LMCG’s Mid Cap Value Strategy in 2005 through 2007, Mr. Cleven was an associate portfolio manager.  He was named co-portfolio manager of the Mid Cap Value Fund at its inception in 2009 and was named portfolio manager in 2010.  He was named portfolio manager of the Mid Cap Value Opps Fund on November 21, 2013 in connection with the appointment of LMCG as sub-advisor to the Fund.  Previously, he was an investment analyst for American Century Investments and performed research on small-cap value equities for Reams Asset Management.

Investment Advisory Fees

Pursuant to separate investment advisory agreements with Touchstone Advisors, the Mid Cap Value Opps Fund pays an advisory fee at an annual rate of 0.85% on the first $300 million of the average daily net assets of the Fund; 0.80% on the next $200 million of assets; and 0.75% on assets over $500 million.  The Mid Cap Value Fund pays an advisory fee at an annual rate of 0.85% on the first $100 million of assets; 0.80% on the next $300 million of assets; and 0.75% on assets over $400 million, which is accrued daily and paid monthly.  Touchstone Advisors pays sub-advisory fees to LMCG out of this advisory fee.

Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Board’s approval of the Mid Cap Value Opps Fund’s advisory agreement can be found in the TST June 30, 2013 Annual Report and the basis for the Board’s approval of the sub-advisory agreement will be included in the TST December 31, 2013 Semi-Annual Report.  A discussion of the basis for the Board’s approval of the Mid Cap Value Fund’s advisory and sub-advisory agreements can be found in the TFGT March 31, 2013 Semi-Annual Report.

Expense Limitation Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) to the extent necessary to ensure the Funds’ total annual operating expenses do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees, and other anticipated class specific expenses, if applicable.  Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.   The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or reimbursed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

FUND	EXPENSE LIMIT	TERMINATION DATE
Mid Cap Value Opps Fund
Class A	1.29%	October 29, 2014
Class C	2.04%	October 29, 2014
Class Y	1.04%	October 29, 2014
Institutional Class	0.89%	October 29, 2014
Mid Cap Value Fund
Class A	1.29%	March 23, 2015
Class C	2.04%	March 23, 2015
Class Y	1.04%	March 23, 2015
Institutional Class	0.89%	March 23, 2015

CHOOSING A CLASS OF SHARES

Share Class Offerings.  Each Fund offers Classes A, C, and Y shares and Institutional Class shares.  Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Class A Sales Charge.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.95%	3.04%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	0.00%	0.00%	None

Waiver of Class A Sales Charge. Purchases in the amount of $1 million or more Class A shares are not subject to a front-end sales charge and are sold at NAV.  For these purchases, Touchstone Securities, Inc. (“Touchstone Securities”) may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%.  In the event that Touchstone Securities paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within one year of your purchase.  With respect to Class A shares, the percentage of the CDSC is based on the commission that was paid to your financial intermediary.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class C Shares

Class C shares are sold at NAV, without an initial sales charge, and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase.  The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed.  A CDSC will not be imposed upon redemptions of Class C shares held for at least one year.

Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares.  Touchstone Securities intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class Y Shares

Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Class Y shares are not subject to a 12b-1 fee or CDSC.  Class Y shares may be available through financial institutions that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.

Institutional Class Shares

Institutional Class shares are sold at NAV, without an initial sales charge and are not subject to a Rule 12b-1 fee or CDSC, but are subject to higher initial investment requirements than other classes of shares of a Fund.  Institutional Class shares are offered through certain broker-dealers or financial institutions that have distribution agreements with Touchstone Securities.

Buying and Selling Fund Shares

Each Fund has the same minimum investment requirements, which are set forth in the chart below.

	Classes A, C, and Y
Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Funds on a day when the New York Stock Exchange is open for trading.  Classes A and C shares may be purchased and sold directly from Touchstone Securities or through your financial advisor. Class Y shares are available only through your financial institution.  Institutional Class shares are available through Touchstone Securities or your financial institution.  The Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Funds are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  The Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  In kind redemptions are taxable to you for federal income tax purposes in the same manner as cash redemptions.  For more information about buying and selling shares see the section “Investing with Touchstone” of each Fund’s Prospectus or call 1.800.543.0407.

Exchange Privileges of the Funds

Each Fund has the same exchange privileges.  The Funds are subject to the exchange privileges listed below.

•                  Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Class shares of the Touchstone Institutional Money Market Fund and the Touchstone Ohio Tax-Free Money Market Fund.

•                  Class C shares may be exchanged into Class C shares of any other Touchstone Fund and may be exchanged into any Touchstone money market fund, except the Institutional Class shares of the Touchstone Institutional Money Market Fund and the Touchstone Ohio Tax-Free Money Market Fund.

•                  Class Y shares and Institutional Class shares of the Fund are exchangeable for Class Y shares and Institutional Class shares of any other Touchstone Fund, respectively, as long as investment minimums and proper selling agreement requirements are met.

•                  Classes A, C, and Y shareholders who are eligible to invest in Institutional Class shares may exchange their Classes A, C, and Y shares for Institutional Class shares of the same Fund, if offered in their state and such an exchange can be accommodated by their financial institution or financial intermediary.

•                  You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.

•                  Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

•                  If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

•                  If you purchased Class A shares for $1 million or more at NAV and compensation was paid to a dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

•                  You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

•                  You may realize taxable gain if you exchange shares of a Fund for shares of another fund.

Distribution Policy

After the Reorganization, shareholders of the Mid Cap Value Opps Fund who currently have their dividends or distributions reinvested will have dividends or distributions received from the Mid Cap Value Fund reinvested in the same class of shares of the Mid Cap Value Fund as they owned in the Mid Cap Value Opps Fund.  Shareholders of the Mid Cap Value Opps Fund who have elected to receive dividends or distributions in cash will receive dividends or distributions from the Mid Cap Value Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have both dividends and distributions reinvested in additional shares of the Mid Cap Value Fund.

The Funds have each qualified and intend to remain qualified (for the Mid Cap Value Opps Fund, through the Closing Date) to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, a Fund must, among other things, distribute at least 90% of its taxable and tax-exempt income and diversify its holdings as required by the Code.  While so qualified, so long as a Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Rule 12b-1 Distribution Plans.  Each Fund offering Classes A and C shares has adopted distribution plans under Rule 12b-1 of the 1940 Act.  The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.  Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. Class Y shares and Institutional Class shares are not subject to a fee pursuant to a Rule 12b-1 plan. For more information on these plans, please see the section entitled “Rule 12b-1 Distribution Plans” in each Fund’s Prospectus.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description.  Further information about each Fund’s governance structure is contained in each Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law.  Each Fund is governed by its Declaration of Trust (each a “Declaration”) and its By-Laws, both as amended, restated, or supplemented from time to time. Each Fund and its business and affairs are managed under the supervision of its Board.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC.  The Mid Cap Value Opps Fund is a series of TST, a Massachusetts business trust; the Mid Cap Value Fund is a series of TFGT, a Delaware statutory trust.

Shares. When issued and paid for in accordance with the prospectuses, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in kind, or in additional Fund shares.  In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Funds are not required to hold annual shareholder meetings under Delaware or Massachusetts law or their governing instruments.  The governing instruments of the Funds generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board, or by the President of the Funds. The governing instruments of the Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders.

Submission of Shareholder Proposals.  The Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum.  The governing instruments of TFGT and TST provide that a quorum will exist if shareholders of 40 or 50 percent, respectively, of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.   The governing instruments of TFGT and TST provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold.  The governing instruments do not provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution (under certain circumstances), and amendments to fundamental policies, objectives, or restrictions.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Board of the Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Trustees.  The shareholders of the Funds are entitled to vote for the election and the removal of Trustees.  The Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  Any trustee may be removed by a vote of two-thirds of the outstanding shares of TST or TFGT, as applicable.

Amendment of Governing Instruments.  Generally, the Board has the right to amend, from time to time, a Declaration and By-Laws.  Shareholders have the right to vote on any amendment to a Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declaration of TFGT and TST each provides that any series may be merged into another fund by vote of a majority of the Trustees of TFGT or TST, as applicable, without the approval of shareholders.

Liquidation of a Fund.  The Board may liquidate a Fund by written notice to the shareholder of such Fund.

Indemnification.  Each Declaration generally provides for the indemnification of TFGT’s or TST’s Trustees and officers, as applicable, against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Fund, except with respect to any matter arising from his or her own disqualifying conduct.  Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

Shareholder Information.  Exhibit C to this Prospectus/Information Statement lists the name, address, and percent ownership of each person who, as of November 29, 2013, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of the respective Fund. Exhibit C also lists those shareholders that would have owned 5% or more of the outstanding shares of a class of the combined Fund had the merger taken place on November 29, 2013.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Reports with respect to the Funds have been incorporated by reference into this Prospectus/Information Statement in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for each Fund, given on their authority as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Mid Cap Value Fund’s shares will be passed upon by Vedder Price P.C., located at 222 N. LaSalle Street, Chicago, IL  60601.

ADDITIONAL INFORMATION

TFGT and TST are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.  These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648.  Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or since commencement of operations, as applicable.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  For the Mid Cap Value Fund, this information was audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report.

For the Mid Cap Value Opps Fund, this information was audited by Ernst & Young LLP for the year ended June 30, 2013. Ernst & Young’s report, along with the Fund’s financial statements, is included in the Fund’s annual report.  The preceding years reflect the information of the Mid Cap Value Opps Fund’s predecessor fund, the Old Mutual TS&W Mid Cap Value Fund, and this information was audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm,  whose report, along with the Fund’s financial statements, is included in the Fund’s annual report.  You can obtain the annual reports at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: www.TouchstoneInvestments.com/home/formslit.  The annual report has been incorporated by reference into the SAI.

Touchstone Mid Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012	2011	2010(A)
Net asset value at beginning of period	$12.98	$10.86	$11.76	$10.00
Income (loss) from investment operations:
Net investment income	0.10	0.09	0.09	0.12
Net realized and unrealized gains (losses) on investments	3.26	2.78	(0.72)	1.74
Total from investment operations	3.36	2.87	(0.63)	1.86
Distributions from:
Net investment income	(0.10)	(0.09)	(0.11)	(0.10)
Realized capital gains	(0.15)	(0.66)	(0.16)	—
Total distributions	(0.25)	(0.75)	(0.27)	(0.10)
Net asset value at end of period	$16.09	$12.98	$10.86	$11.76
Total return(B)	26.26%	27.55%	-5.72%	18.70%
Ratios and supplemental data:
Net assets at end of period (000’s)	$5,307	$3,409	$2,364	$345
Ratio to average net assets:
Net expenses	1.29%	1.29%	1.29%	1.29%
Gross expenses	1.75%	1.97%	2.07%	3.07%
Net investment income	0.73%	0.77%	0.86%	1.07%
Portfolio turnover rate	68%	42%	59%	45%

(A) Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

Touchstone Mid Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,
2013	2012	2011	2010(A)
Net asset value at beginning of period	$12.92	$10.82	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(—	)(C)	—	(C)	0.03	0.03
Net realized and unrealized gains (losses) on investments	3.24	2.77	(0.75)	1.75
Total from investment operations	3.24	2.77	(0.72)	1.78
Distributions from:
Net investment income (loss)	(0.01)	(0.01)	(0.04)	(0.04)
Realized capital gains	(0.15)	(0.66)	(0.16)	—
Total distributions	(0.16)	(0.67)	(0.20)	(0.04)
Net asset value at end of period	$16.00	$12.92	$10.82	$11.74
Total return(B)	25.32%	26.64%	-6.45%	17.88%
Ratios and supplemental data:
Net assets at end of period (000’s)	$719	$292	$204	$132
Ratio to average net assets:
Net expenses	2.04%	2.04%	2.04%	2.04%
Gross expenses	4.17%	7.90%	7.74%	3.86%
Net investment income (loss)	-0.02%	0.02%	0.10%	0.27%
Portfolio turnover rate	68%	42%	59%	45%

(A) Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C) Less than $0.005 per share.

Touchstone Mid Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012	2011	2010(A)
Net asset value at beginning of period	$13.03	$10.89	$11.79	$10.00
Income (loss) from investment operations:
Net investment income	0.15	0.11	0.12	0.14
Net realized and unrealized gains (losses) on investments	3.26	2.81	(0.72)	1.76
Total from investment operations	3.41	2.92	(0.60)	1.90
Distributions from:
Net investment income	(0.14)	(0.12)	(0.14)	(0.11)
Realized capital gains	(0.15)	(0.66)	(0.16)	—
Total distributions	(0.29)	(0.78)	(0.30)	(0.11)
Net asset value at end of period	$16.15	$13.03	$10.89	$11.79
Total return	26.53%	27.97%	-5.51%	19.07%
Ratios and supplemental data:
Net assets at end of period (000’s)	$15,782	$13,785	$4,685	$589
Ratio to average net assets:
Net expenses	1.04%	1.04%	1.04%	1.04%
Gross expenses	1.37%	1.46%	1.58%	3.19%
Net investment income	0.98%	1.02%	1.20%	1.40%
Portfolio turnover rate	68%	42%	59%	45%

(A) Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.

Touchstone Mid Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012	2011	2010(A)
Net asset value at beginning of period	$13.07	$10.92	$11.83	$10.00
Income (loss) from investment operations:
Net investment income	0.16	0.13	0.16	0.10
Net realized and unrealized gains (losses) on investments	3.28	2.82	(0.75)	1.82
Total from investment operations	3.44	2.95	(0.59)	1.92
Distributions from:
Net investment income	(0.16)	(0.14)	(0.16)	(0.09)
Realized capital gains	(0.15)	(0.66)	(0.16)	—
Total distributions	(0.31)	(0.80)	(0.32)	(0.09)
Net asset value at end of period	$16.20	$13.07	$10.92	$11.83
Total return	26.71%	28.17%	-5.41%	19.25%
Ratios and supplemental data:
Net assets at end of period (000’s)	$144,965	$75,240	$39,808	$39,509
Ratio to average net assets:
Net expenses	0.89%	0.89%	0.89%	0.89%
Gross expenses	1.09%	1.12%	1.15%	1.93%
Net investment income	1.13%	1.17%	1.21%	1.66%
Portfolio turnover rate	68%	42%	59%	45%

(A) Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.

Touchstone Mid Cap Value Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

		Three
	Year	Months
	Ended	Ended
	June 30,	June 30,		Year Ended March 31,
	2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$8.46	$9.01		$9.42		$7.86		$5.61		$8.69
Income (loss) from investment operations:
Net investment income(A)	0.12	0.01		0.03		0.04		0.03		0.02
Net realized and unrealized gains (losses) on investments	2.17	(0.21	)(B)	0.14		1.54		2.24		(3.07)
Total from investment operations	2.29	(0.20)		0.17		1.58		2.27		(3.05)
Distributions from:
Net investment income	(0.08)	(0.05)		(0.03)		(0.02)		(0.02)		(0.03)
Realized capital gains	(1.46)	(0.30)		(0.55)		—		—		—
Total distributions	(1.54)	(0.35)		(0.58)		(0.02)		(0.02)		(0.03)
Net asset value at end of period	$9.21	$8.46		$9.01		$9.42		$7.86		$5.61
Total return(C)	31.36%	-2.21	%(D)	2.54%		20.14%		40.41%		-35.07%
Ratios and supplemental data:
Net assets at end of period (000’s)	$4,292	$1,412		$1,512		$4,234		$5,408		$5,304
Ratio to average net assets:
Net expenses	1.29%	1.31	%(E)	1.40%		1.40%		1.40%		1.40%
Gross expenses	2.56%	3.93	%(E)	2.34	%(F)	2.10	%(F)	1.94	%(F)	2.53	%(F)
Net investment income	1.43%	0.55	%(E)	0.32%		0.53%		0.36%		0.29%
Portfolio turnover rate	102%	20	%(D)	101%		89%		125%		163%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) For the period ended June 30,2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

(F) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

Touchstone Mid Cap Value Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year	Period
	Ended	Ended
	June 30,	June 30,
	2013	2012(A)
Net asset value at beginning of period	$8.44	$8.76
Income (loss) from investment operations:
Net investment income (loss)(B)	0.06	(—	)(C)
Net realized and unrealized gains on investments	2.16	0.04	(D)
Total from investment operations	2.22	0.04
Distributions from:
Net investment income	(0.05)	(0.06)
Realized capital gains	(1.46)	(0.30)
Total distributions	(1.51)	(0.36)
Net asset value at end of period	$9.15	$8.44
Total return(E)	30.37%	0.46	%(F)
Ratios and supplemental data:
Net assets at end of period (000’s)	$168	$3
Ratio to average net assets:
Net expenses	2.04%	2.04	%(G)
Gross expenses	19.56%	931.83	%(G)
Net investment income (loss)	0.68%	-0.21	%(G)
Portfolio turnover rate	102%	20	%(F)

(A) The Fund began issuing Class C shares on April 12, 2012.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Less than $0.005 per share.

(D) For the period ended June 30,2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.

(E) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(F) Not annualized.

(G) Annualized.

Touchstone Mid Cap Value Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

		Three
	Year	Months
	Ended	Ended
	June 30,	June 30,		Year Ended March 31,
	2013	2012		2012		2011		2010		2009(A)
Net asset value at beginning of period	$8.50	$9.04		$9.50		$7.92		$5.65		$6.02
Income (loss) from investment operations:
Net investment income(B)	0.15	0.02		0.07		0.07		0.05		0.07
Net realized and unrealized gains (losses) on investments	2.16	(0.21	)(C)	0.12		1.56		2.26		(0.41)
Total from investment operations	2.31	(0.19)		0.19		1.63		2.31		(0.34)
Distributions from:
Net investment income	(0.10)	(0.05)		(0.10)		(0.05)		(0.04)		(0.03)
Realized capital gains	(1.46)	(0.30)		(0.55)		—		—		—
Total distributions	(1.56)	(0.35)		(0.65)		(0.05)		(0.04)		(0.03)
Net asset value at end of period	$9.25	$8.50		$9.04		$9.50		$7.92		$5.65
Total return	31.46%	-2.02	%(D)	2.77%		20.59%		40.90%		-5.60%
Ratios and supplemental data:
Net assets at end of period (000’s)	$81,869	$64,371		$68,366		$76,756		$76,965		$60,618
Ratio to average net assets:
Net expenses	1.02%	1.05	%(E)	1.12%		1.12%		1.12%		1.12%
Gross expenses	1.24%	1.38	%(E)	1.36	%(F)	1.37	%(F)	1.38	%(F)	3.20	%(F)
Net investment income	1.70%	0.81	%(E)	0.83%		0.80%		0.64%		1.29%
Portfolio turnover rate	102%	20	%(D)	101%		89%		125%		163%

(A) Class commenced operations on December 9, 2008.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.

(D) Not annualized.

(E) Annualized.

(F) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

Touchstone Mid Cap Value Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

		Three
	Year	Months
	Ended	Ended
	June 30,	June 30,		Year Ended March 31,
	2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$8.49	$9.03		9.49		$7.92		$5.65		$8.72
Income (loss) from investment operations:
Net investment income(A)	0.16	0.02		0.08		0.08		0.06		0.05
Net realized and unrealized gains (losses) on investments	2.17	(0.20	)(B)	0.12		1.55		2.25		(3.08)
Total from investment operations	2.33	(0.18)		0.20		1.63		2.31		(3.03)
Distributions from:
Net investment income	(0.11)	(0.06)		(0.11)		(0.06)		(0.04)		(0.04)
Realized capital gains	(1.46)	(0.30)		(0.55)		—		—		—
Total distributions	(1.57)	(0.36)		(0.66)		(0.06)		(0.04)		(0.04)
Net asset value at end of period	$9.25	$8.49		$9.03		$9.49		$7.92		$5.65
Total return	31.77%	-1.99	%(C)	2.91%		20.61%		41.01%		-34.81%
Ratios and supplemental data:
Net assets at end of period (000’s)	$31,927	$34,795		$103,016		$205,410		$171,807		$57,430
Ratio to average net assets:
Net expenses	0.89%	0.91	%(D)	1.00%		1.00%		1.00%		1.00%
Gross expenses	1.18%	1.22	%(D)	1.08	%(E)	1.06	%(E)	1.06	%(E)	1.18	%(E)
Net investment income	1.83%	0.96	%(D)	0.85%		0.91%		0.82%		0.58%
Portfolio turnover rate	102%	20	%(C)	101%		89%		125%		163%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.

(C) Not annualized.

(D) Annualized.

(E) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

OTHER INFORMATION REGARDING CHANGE IN SUB-ADVISOR OF MID CAP VALUE OPPS FUND

As indicated above, LMCG was appointed to serve as sub-advisor to the Mid Cap Value Opps Fund effective as of the close of business on November 21, 2013.  Generally, the 1940 Act requires an investment advisory agreement to be approved by the Board, including the Independent Trustees, and the fund’s shareholders in order for it to become effective.  However, the SEC has granted an exemptive order that permits TST or Touchstone Advisors, Inc. (previously defined as the “Advisor”), under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  A condition of this order requires Touchstone to furnish shareholders with information about LMCG and the new sub-advisory agreement for Mid Cap Value Opps Fund between LMCG and Touchstone (the “Sub-Advisory Agreement”).  The Sub-Advisory Agreement is attached hereto as Exhibit D.  The following information is intended to provide shareholders of the Mid Cap Value Opps Fund with information about LMCG and the Sub-Advisory Agreement.  It is intended that the following information, along with the information contained in the Prospectus/Information Statement, will satisfy the information statement requirements of the exemptive order.

Background

As discussed above under “What Are the Reasons for the Reorganization?,” prior to the appointment of LMCG as sub-advisor to the Mid Cap Value Opps Fund, Thompson Siegel & Walmsley LLC (previously defined as “TS&W”) served as sub-advisor to the Fund.  At a meeting on November 21, 2013, the Board of TST, including the Independent Trustees, approved the selection of LMCG as sub-advisor and the Sub-Advisory Agreement.

Board Considerations

The Board, including the Independent Trustees, considered the approval of the Sub-Advisory Agreement at an in-person meeting on November 21, 2013.  The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Touchstone, LMCG or their affiliates to consider the approval of the Sub-Advisory Agreement and were assisted by independent legal counsel in their deliberations.  The Board considered information provided at the November 21, 2013 Board meeting.  Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the Sub-Advisory Agreement were the following:

Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by the Advisor regarding the services to be provided by LMCG.  The Board considered LMCG’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Mid Cap Value Opps Fund.

LMCG’s Compensation.  The Board took into consideration the financial condition of LMCG and any direct and indirect benefits to be derived by LMCG’s relationship with the Mid Cap Value Opps Fund.  In considering the anticipated level of profitability to LMCG, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Mid Cap Value Opps Fund and also noted that the sub-advisory fee under the

Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it receives from the Fund, and that the sub-advisory fee was negotiated at arm’s length between the Advisor and LMCG.  As a consequence, the anticipated level of profitability to LMCG from its relationship with the Mid Cap Value Opps Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider potential economies of scale in LMCG’s management of the Mid Cap Value Opps Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate on Fund assets above specified levels.

Sub-Advisory Fee and Fund Performance. The Board considered that the Mid Cap Value Opps Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to LMCG. The Board also considered certain comparative fee information concerning the sub-advisory fee that was paid to TS&W for managing the Mid Cap Value Opps Fund.  The Board also compared LMCG’s proposed sub-advisory fee to the sub-advisory fees paid to TS&W, noting that the proposed sub-advisory fee schedule to LMCG had breakpoints with slightly higher fee levels but lower asset levels, resulting in the same sub-advisory fee at current asset levels..  The Board also took into account that the Advisor was not making any changes to the advisory fee schedule in connection with the proposed change in sub-advisors.  The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to LMCG with respect to the various services they provided.

The Board also considered LMCG’s investment performance and the Mid Cap Value Opps Fund’s performance record under TS&W’s management.  The Trustees also noted that the Touchstone complex’s long history with LMCG, its positive-to-strong due diligence assessment across all five elements of the Advisor’s asset management evaluation process, and its in-depth and proven research and investment process.  The Board reviewed LMCG’s investment performance, highlighting the firm’s strong performance in the mid-cap value strategy.  The Board was mindful of the Advisor’s focus on the performance of sub-advisors, including LMCG, and Touchstone’s attention to instances of underperformance. Based upon their review, the Trustees concluded that the Mid Cap Value Opps Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from LMCG.

Conclusion.  The Board reached the following conclusions regarding the Sub-Advisory Agreement: (a) LMCG is qualified to manage the Mid Cap Value Opps Fund’s assets in accordance with the Fund’s investment goal and policies; (b) LMCG maintains an appropriate compliance program; (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by LMCG; and (d) LMCG’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund.  In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Mid Cap Value Opps Fund and its shareholders.

Description of the Sub-Advisory Agreement

A copy of the Sub-Advisory Agreement is attached to this Prospectus/Information Statement as Exhibit D.  The contractual terms and conditions of the Sub-Advisory Agreement are similar to those of the sub-advisory agreement between TS&W and the Advisor (the “TS&W Sub-Advisory Agreement”), except the sub-advisory fee schedule.  The sub-advisory fees are paid by the Advisor, and not by the Mid Cap Value Opps Fund directly.  Therefore, the change in sub-advisors does not impact the investment advisory fees paid by the Mid Cap Value Opps Fund.  A description of several important provisions of the Sub-Advisory Agreement is set forth below and is qualified in its entirety by reference to Exhibit D.

General.  LMCG will manage the investment and reinvestment of the portion of the assets of the Mid Cap Value Opps Fund allocated to it by the Advisor (“Fund Assets”), subject to and in accordance with the investment objectives, policies, and restrictions of the Fund and in conformity with the Fund’s currently effective registration statement.  LMCG will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities. LMCG also will determine the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Fund Assets will be exercised.  LMCG will provide regular reports to the Board.  LMCG will place orders for portfolio transactions on behalf of the Mid Cap Value Opps Fund in accordance with Trust policies and shall be responsible for obtaining the most favorable price and execution available for the Fund.

Compensation.  Pursuant to the terms of the Sub-Advisory Agreement, Touchstone will pay LMCG a monthly fee equal on an annual basis to 0.50% of the first $50 million of average daily net assets of the Mid Cap Value Opps Fund, 0.45% on the next $200 million, and 0.40% on assets over $250 million, without regard to any total expense limitation of the Trust or the Advisor.  The sub-advisory fee is computed and accrued daily.  Under the TS&W Sub-

Advisory Agreement and at current asset levels, Touchstone paid TS&W a monthly fee equal on an annual basis to 0.45% of the Mid Cap Value Opps Fund’s average daily net assets.

Liability.  LMCG has agreed to indemnify and hold harmless the Trust and all of its affiliated persons against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) incurred by reason of or arising out of: (a) LMCG being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Mid Cap Value Opps Fund’s registration statement or any written guidelines or instruction provided in writing by the Board, or (b) LMCG’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Limit on Trust Liability. LMCG agrees that (i) the Trust’s obligations to LMCG under the Sub-Advisory Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) LMCG shall not seek satisfaction of any such obligation from the shareholders of the Mid Cap Value Opps Fund, other than Touchstone, nor from any Trustee, officer, employee or agent of the Trust.

Term.  The terms of the Sub-Advisory Agreement provide for it to remain in effect through November 22, 2015, and, unless earlier terminated, will continue from year to year thereafter, provided that each such continuance is approved annually (i) by the majority of the Board or by the vote of a majority of the outstanding voting securities of the Mid Cap Value Opps Fund, and, in either case, (ii) by a majority of the Independent Trustees.

Amendment.  The Sub-Advisory Agreement may be amended at any time by the parties to the Sub-Advisory Agreement, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Mid Cap Value Opps Fund affected by such change.

Termination.  The Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, (i) by Touchstone upon not more than sixty (60) days’ nor less than thirty (30) days’ written notice; (ii) by LMCG upon not less than sixty (60) days’ written notice; or (iii) by the Trust upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Mid Cap Value Opps Fund.  The Sub-Advisory Agreement will terminate automatically in the event of its “assignment” as such term is defined under the 1940 Act.  The same termination terms applied to the TS&W Sub-Advisory Agreement.

Information About the Sub-Advisor

LMCG has served as sub-advisor to the Mid Cap Value Opps Fund since November 21, 2013.  As sub-advisor, LMCG makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines.  As of December 31, 2013, LMCG had approximately $6.4 billion in assets under management and advisement.

The name and principal occupation of the principal executive officers of LMCG are listed below:

Name and Address	Principal Occupation
Lee P. Munder Rednum Family Investments LP 422 Sunset Road West Palm Beach, FL 33401	Founder; Board Member; Chairman

Kenneth L. Swan Lee Munder Capital Group 200 Clarendon Street, 28th Floor Boston, MA 02116	Chief Executive Officer; Board Member

Joseph F. Tower III Lee Munder Capital Group 200 Clarendon Street, 28th Floor Boston, MA 02116	Chief Operating Officer and Chief Compliance Officer

Jeffrey P. Davis, CFA Lee Munder Capital Group 200 Clarendon Street, 28th Floor Boston, MA 02116	Chief Investment Officer

Rich Gershen City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member; Senior Vice President, City National Bank

Bill Freeman City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member; Senior Vice President, City National Bank

R. Todd Vingers Lee Munder Capital Group 200 Clarendon Street, 28th Floor Boston, MA 02116	Board Member; Portfolio Manager

LMCG serves as advisor or sub-advisor to the following funds having a similar investment objective to that of the Mid Cap Value Opps Fund:

Fund	Size	Aggregate Compensation (12 months ended 9/30/2013)
Touchstone Mid Cap Value Fund*	$188.7 million	$587,616

*              Pursuant to a sub-advisory agreement between the Advisor and LMCG, the Advisor pays a sub-advisory fee at an annual rate of 0.50% on the first $50 million of the average daily net assets of Touchstone Mid Cap Value Fund; 0.45% on the next $200 million of assets; and 0.40% on assets over $250 million.

Other Information

Officers and Directors.   To the best knowledge of TST, as of December 31, 2013, the Trustees and executive officers of the Trust as a group owned less than 1% of the shares of the Mid Cap Value Opps Fund.

Aggregate Advisory Fees.  During the fiscal year ended June 30, 2013, the Advisor earned gross investment advisory fees of $874,667 for services provided to the Mid Cap Value Opps Fund, and Touchstone paid $462,441  in sub-advisory fees to TS&W with respect to the Fund during the last fiscal year.

Information About the Distributor.  Touchstone Securities (the “Distributor”) and TST are parties to a distribution agreement (the “Distribution Agreement”) with respect to the Mid Cap Value Opps Fund.  The Distributor’s principal place of business is 303 Broadway, Suite 1100, Cincinnati, OH 45202.  The Distributor is a registered broker-dealer, and an affiliate of Touchstone by reason of common ownership.

Information About the Administrator.  Touchstone serves as the Mid Cap Value Opps Fund’s administrator pursuant to an administrative agreement between TST, on the Fund’s behalf, and Touchstone.  Touchstone has engaged BNY Mellon Investment Servicing (US) Inc., located at 4400 Computer Drive, Westborough, MA 01581, to serve as TST’s sub-administrator.

Portfolio Transactions.  There were no affiliated brokerage transactions for the Mid Cap Value Opps Fund’s most recently completed fiscal year end.

Shareholders Sharing the Same Address.  If two or more shareholders share the same address, only one copy of this Prospectus/Information Statement is being delivered to that address, unless TST has received contrary instructions from one or more of the shareholders at that shared address.  Upon written or oral request, TST will deliver promptly a separate copy of this Prospectus/Information Statement to a shareholder at a shared address.  Please call 1-800-543-0407 or forward a written request to TST, P.O. Box 9878, Providence, RI 02940 if you would like to (1) receive a separate copy of this Prospectus/Information Statement; (2) receive your annual reports or information statements separately in the future; or (3) request delivery of a single copy of annual reports or information statements if you are currently receiving multiple copies at a shared address.

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of November 22, 2013, between Touchstone Mid Cap Value Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (“TFGT”), a Delaware statutory trust; Touchstone Mid Cap Value Opportunities Fund (the “Acquired Fund, and collectively with the Acquiring Fund, the “Funds”), a series of the Touchstone Strategic Trust (“TST,” and collectively with TFGT, the “Trusts”), a Massachusetts business trust, and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only).  Both Trusts have their principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class Y and Institutional Class voting shares of beneficial interest, with $0.01 par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions in this Agreement.  The parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of TFGT, including a majority of the Trustees who are not “interested persons” of TFGT, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of Trustees of TST, including a majority of the Trustees who are not “interested person” of TST, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquired Fund and its shareholders and that the interests of the shareholders of the Acquired Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1                               THE EXCHANGE.  Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2                               ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund as of the Closing (as defined below).

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities, the payment of its normal operating expenses and the distribution of its net income and net capital gain.  The Acquired Fund reserves the right to sell any securities.

1.3                               LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.

1.4                               LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing as is practicable (the “Liquidation Date”), (a) the Acquired Fund will completely liquidate and distribute pro rata to the Acquired Fund’s shareholders of record of each class, determined as of the Closing (the “Acquired Fund Shareholders”), the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5                               OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement on Form N-14 (the “Prospectus/Information Statement”), which will be distributed to shareholders of the Acquired Fund as described in paragraph 4.1(p).

1.6                               TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7                               REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8                               TERMINATION.  TST shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1                               VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (the “Valuation Date”), using the valuation procedures set forth in TST’s Declaration of Trust and the Acquired Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2                               VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in TFGT’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3                               SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s net assets shall be determined with respect to each class by multiplying the outstanding shares of such class of the Acquired Fund by the ratio computed by dividing the net asset value per share of such class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.  Shareholders of record of Class A Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class A Shares of the Acquiring Fund.  Shareholders of record of Class C Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class C Shares of the Acquiring Fund.  Shareholders of record of Class Y Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class Y Shares of the Acquiring Fund.  Shareholders of record of Institutional Class Shares of the Acquired Fund at the Closing shall be credited with full and fractional Institutional Class Shares of the Acquiring Fund.

2.4                               DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1                               CLOSING DATE.  The closing of the Reorganization (the “Closing”) shall take place on or about March 21, 2014 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. Eastern Standard Time at the offices of TST, or at such other time or place as the parties may agree.

3.2                               EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3                               TRANSFER AGENT’S CERTIFICATE.  The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of TST a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1                               REPRESENTATIONS OF THE ACQUIRED FUND.  The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a)                                 The Acquired Fund is a separate investment series of TST, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b)                                 The Acquired Fund is a separate investment series of TST, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of TST’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)                                  The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)                                   Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the Reorganization.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization.

(g)                                  The audited financial statements of the Acquired Fund dated June 30, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)                                 Since June 30, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)                                     At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed and are complete and correct in all material respects, and all federal and other taxes required to be paid by such date, whether or not shown on said returns and reports, shall have been paid, or provision shall have been made for their payment.  To the best of the Acquired Fund’s knowledge, no such return or report is currently under audit, and no assessment has been asserted with respect to such returns.

(j)                                    For each fiscal year of its operation, including, without limitation the year ending on the Closing Date, the Acquired Fund has met or will meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)                                 The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(l)                                     All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

(m)                             At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n)                                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)                                 The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(p)                                 The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Information Statement, all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the Reorganization.  The Prospectus/Information Statement included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2                               REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a)                                 The Acquiring Fund is a separate investment series of TFGT, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)                                 The Acquiring Fund is a separate investment series of TFGT, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of TFGT’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                                  Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization.

(f)                                   The audited financial statements of the Acquiring Fund dated September 30, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)                                  Since September 30, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)                                 At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed and are complete and correct in all material respects, and all federal and other taxes required to be paid by such date, whether or not shown on said returns and reports, shall have been paid or provision shall have been made for their payment.  To the best of the Acquiring Fund’s knowledge, no such return or report is currently under audit, and no assessment has been asserted with respect to such returns.

(i)                                     For each fiscal year of its operation, the Acquiring Fund has met or will meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.  In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.

(j)                                    All issued and outstanding Acquiring Fund shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

(k)                                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)                                     The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)                             The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(n)                                 The Prospectus/Information Statement included in the Registration Statement (only as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o)                                 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1                               OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2                               INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.3                               ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4                               FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.5                               TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Except as otherwise expressly provided in this Agreement, none of the Trusts, the Acquired Fund, or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it on or before the Closing Date, and, in addition, the following further condition:

6.1                               All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing Date with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by TFGT’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it on or before the Closing Date and, in addition, the following conditions:

7.1                               All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing Date with the same force and effect as if made on and as of the Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by TST’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2                               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of TST.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:

8.1                               On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.2                               All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party  may for itself waive any of such conditions.

8.3                               The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.4                               The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), all of the Acquired Fund’s net tax exempt income for all taxable periods ending on or before the Closing Date and all of the net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

8.5                               Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:

(a)                                 The transfer by the Acquired Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the pro rata, by class, distribution of all the Acquiring Fund Shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)                                 No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)                                  No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)                                 No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Acquiring Fund Shares.

(e)                                  The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)                                   The holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(g)                                  The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(h)                                 The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations, and such representations as Vedder Price P.C. may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1                               Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trusts and their respective funds.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; and (g) legal fees.

9.2                               Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1                        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2                        The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1                        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund.  In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing because:

(a)                                 of a breach by the other of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)                                 a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2                        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trusts, or their Trustees or officers, to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1                        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions of that state.

13.4                        This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any Fund without the written consent of the other Fund.  Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5                        With respect to the Trusts, the names used in this Agreement refer respectively to the Trusts and their respective series subject to the Reorganization and, as the case may be, the Trustees, as trustees but not individually or personally, acting in the case of TGFT under organizational documents which are referred to and on file at the principal office of such Trust, or acting in the case of TST under organizational documents which are filed in Massachusetts and also on file at the principal office of such Trust.  The obligations of the Trusts entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trusts personally, but bind only the property of each Fund, as applicable, and all persons dealing with the Acquired Fund or the Acquiring Fund must look solely to property belonging to the Acquired Fund or the Acquiring Fund for the enforcement of any claims against the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE STRATEGIC TRUST
on behalf of Touchstone Mid Cap Value Opportunities Fund

By:

Name:

Title:

TOUCHSTONE FUNDS GROUP TRUST
on behalf of Touchstone Mid Cap Value Fund

By:

Name:

Title:

For purposes of paragraph 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:

Name:

Title:

EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  Each Fund has substantially similar fundamental investment limitations, which are set forth below.  Each Fund is a diversified fund.

	Mid Cap Value Fund	Mid Cap Value Opps Fund
Diversification

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules, or regulations or any exemption, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund is a “diversified company” as defined in the 1940 Act.  This means that the Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Borrowing Money	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.	The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Underwriting

The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

Loans

The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.*

Real Estate

The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests

	Mid Cap Value Fund	Mid Cap Value Opps Fund

(3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

therein, or investing in securities that are secured by real estate or interests therein.

Commodities

The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Concentration of Investments

The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies in the same industry or group of industries.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.

Senior Securities	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.	See “Borrowing Money” above.

*              In complying with the fundamental investment restriction with regard to making loans, Mid Cap Value Opps Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

Several of these investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.”

With respect to Mid Cap Value Fund, the following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements that are collateralized fully; and (iii) engage in securities lending as described in its SAI.

5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 29, 2013, the total number of shares of the Mid Cap Value Opps Fund and the Mid Cap Value Fund outstanding were as follows:

Funds	Number of Shares
Touchstone Mid Cap Value Opportunities Fund	15,719,901.390

Touchstone Mid Cap Value Fund	10,545,667.370

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.  As of November 29, 2013, the Officers and Trustees of the Touchstone Strategic Trust and Touchstone Funds Group Trust owned less than 1% of any class of the Funds.  As of November 29, 2013, the following persons owned of record or beneficially 5% or more of Class A, Class C, Class Y or Institutional shares of a Fund.

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percentage Ownership of Combined Fund after the Reorganization
Mid Cap Value Opportunities Fund	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	Class A	137,315.569	9.74%	7.77%

	UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055	Class A	123,091.331	8.73%	9.48	%*

	LPL FINANCIAL A/C 1000-0005 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	Class A	98,980.709	7.02%	5.78	%*

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class A	96,931.304	6.88%	5.24	%*

CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A	71,276.838	5.06%	3.85%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	Class C	24,576.480	23.23%	12.80%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055	Class C	23,908.293	22.60%	13.87%*

MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	Class C	21,223.368	20.06%	11.05%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	Class Y	2,025,543.777	18.42%	15.99%

CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL	Class Y	1,915,824.253	17.43%	15.12%

	FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

	NATIONAL FINANCIAL SERVICES CORP 200 LIBERTY ST ONE WORLD FIN CNTR ATTN MUTUAL FUNDS DEPT 5TH FL NEW YORK NY 10281	Class Y	1,718,073.688	15.63%	13.56%

	MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	Institutional Class	2,443,370.867	76.09%	13.19%

	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 1525 WEST WT HARRIS BLVD CHARLOTTE, NC 28288-1076	Institutional Class	364,144.618	11.34%	1.97%

	NATIONAL FINANCIAL SERVICES CORP 200 LIBERTY ST ONE WORLD FIN CNTR ATTN MUTUAL FUNDS DEPT 5TH FL NEW YORK NY 10281	Institutional Class	221,913.496	6.91%	1.20%

Mid Cap Value Fund	CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Class A	49,670.871	18.59%	4.45%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055	Class A	31,670.923	11.85	%*	9.48	%*

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	Class A	27,776.951	10.40%		2.77	%*

NFS LLC FEBO CITY NATIONAL BANK TTEE CONVERGENT CAPITAL MGMT LLC 401(K) PL FBO RICH ARD TODD VINGERS 39 THORNBERRY LANE SUDBURY MA 01776	Class A	21,892.711	8.19	%*	1.96	%*

WESTERN & SOUTHERN LIFE AND INSURANCE COMPANY 400 BROADWAY MS 80 CINCINNATI OH 45202	Class C	10,939.002	21.12	%*	9.49	%*

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	Class C	7,597.170	14.67	%*	9.12	%*

AMERICAN ENTERPRISE INV SVCS A/C 1545-9152 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	Class C	5,488.169	10.60%*	4.76%*

RBC CAPITAL MARKETS LLC MARK A MAGLIENTE TTEE THE VALLEY TRUST 04/25/2007 428 GUTHRIE ROAD WAYNE PA 19087-2124	Class C	4,150.702	8.01%*	3.60%*

MID ATLANTIC TRUST COMPANY FBO GLENCOM SYSTEMS INC 401(K) PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PLACE SUITE 525 PITTSBURGH, PA 15222	Class C	3,038.293	5.87%	2.63%

CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94101-4122	Class Y	496,858.901	49.12%	6.49%

FIFTH THIRD BANK TTEE FBO WESTERN & SOUTHERN LIFE INS CO 401K SAVINGS PLAN 8515 E ORCHARD RD 2T2 CENTENNIAL CO 80111	Class Y	204,845.220	20.25%	2.68%

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 200 LIBERTY ST 1 WORLD FINCL CTR NEW YORK NY 10281	Class Y	157,881.803	15.61%		2.06%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	Class Y	84,953.557	8.40	%*	3.41	%*

WESTERN & SOUTHERN LIFE AND INSURANCE COMPANY 400 BROADWAY MS 80 CINCINNATI OH 45202	Institutional Class	2,939,385.371	31.90	%*	26.37	%*

WESTERN SOUTHERN FINANCIAL GROUP ATTN MS 80- INVESTMENT ACCOUNTING 400 BROADWAY CINCINNATI OH 45202	Institutional Class	2,228,971.001	24.19	%*	20.00	%*

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 200 LIBERTY ST 1 WORLD FINCL CTR NEW YORK NY 10281	Institutional Class	1,593,732.004	17.29%		14.30%

JPMORGAN CHASE AS TRUSTEE FBO ASTELLAS US RETIREMENT AND SAVINGS 11500 OUTLOOK ST OVERLAND PARK KS 66211	Institutional Class	680,328.690	7.38%	6.10%

MERCER TRUST COMPANY TTEE FBO FRUIT OF THE LOOM 401(K) RETIREMENT SAVINGS PLAN ATTN: DC PLAN ADMIN. MS N-3-H ONE INVESTORS WAY NORWOOD MA 02062	Institutional Class	565,477.817	6.14%	5.07%

CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104	Institutional Class	554,140.789	6.01%	4.97%

* Shares are held beneficially

EXHIBIT D: SUB-ADVISORY AGREEMENT

SUB-ADVISORY AGREEMENT

TOUCHSTONE MID CAP VALUE OPPORTUNITIES FUND

TOUCHSTONE STRATEGIC TRUST

This SUB-ADVISORY AGREEMENT (the “Agreement”) is made as of November 22, 2013, between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the “Advisor”), and LEE MUNDER CAPTIAL GROUP LLC, a Delaware limited liability corporation (the “Sub-Advisor”).

WHEREAS, the Advisor is an investment advisor registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has been retained by Touchstone Strategic Trust (the “Trust”), a Massachusetts business trust organized pursuant to Declaration of Trust dated May 19, 1993, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), to provide investment advisory services with respect to certain assets of the Touchstone Mid Cap Value Opportunities  Fund (the “Fund”); and

WHEREAS, the Sub-Advisor also is an investment advisor registered under the Advisers Act; and

WHEREAS, the Advisor desires to retain the Sub-Advisor to furnish it with portfolio management services in connection with the Advisor’s investment advisory activities on behalf of the Fund, and the Sub-Advisor is willing to furnish such services to the Advisor and the Fund;

NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

1.                                      Appointment of the Sub-Advisor.  In  accordance  with  and  subject  to  the Investment Advisory Agreement between the Trust and the Advisor, attached as Exhibit A (the “Advisory Agreement”), the Advisor appoints the Sub-Advisor to manage the investment and reinvestment of that portion of the assets of the Fund allocated to it by the Advisor (the “Fund Assets”), in conformity with the Fund’s currently effective Registration Statement, prospectus and Statement of Additional Information, as amended (the “Disclosure Documents”), and subject to the control and direction of the Advisor and the Trust’s Board of Trustees (the “Board”), for the period and on the terms hereinafter set forth.  The Sub-Advisor accepts such appointment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation herein provided.  The Sub-Advisor shall at all times maintain its registration as an investment advisor under the Advisers Act and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal.  The Sub-Advisor shall for all purposes herein be deemed an independent contractor and shall,  except  as  expressly  provided  or  authorized  (whether  herein  or  otherwise),  have  no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

2.                                      Duties of the Sub-Advisor.  The Sub-Advisor will provide the following services and undertake the following duties:

a.                               The Sub-Advisor will manage the investment and reinvestment of the Fund Assets, subject to and in accordance with the investment objectives, policies, and restrictions of the Fund, and in conformity with the Fund’s currently effective Disclosure Documents, and, to the extent they do not contradict the Fund’s currently effective Disclosure Documents, any written directions which the Advisor or the Trust’s Board may give with respect to the Fund in conformity with the provisions of this Agreement.  In furtherance of the foregoing, the Sub-Advisor will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same.  The Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action, and any other rights pertaining to the portfolio securities will be exercised.  As reasonably requested the Sub-Advisor will render regular reports to the Trust’s Board and to the Advisor (or such other advisor or advisors as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Sub-Advisor).  Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Sub-Advisor as the Trust or the Advisor shall reasonably request; provided, however, that in the absence of extraordinary circumstances, the individual primarily responsible for management of Fund Assets for the Sub-Advisor will not be required to attend in-person more than one meeting per year with the Trust’s Board.  The Sub-Advisor may utilize the services of a third-party to research and vote proxies on its behalf and on behalf of the Fund.  The Sub-Advisor shall not have custody of any of the assets of the Fund, is not authorized to provide the Fund with legal or tax advice, and is not authorized to engage the Fund in any legal proceedings, including responding to class action claims; provided, however, that the Sub-Advisor shall promptly forward any notices it receives relating to class action claims to the Fund’s custodian or other duly designated Fund agent.  The Sub-Advisor shall assist the custodian or other duly designated Fund agent in evaluating such securities class action claims, as reasonably requested in writing (provided that in so doing the Sub-Advisor shall not incur any extraordinary costs), but the Sub-Advisor will not be responsible for filing such claims.  The Advisor acknowledges that the Fund’s custodian or other duly designated Fund agent will be responsible for evaluating and making all decisions regarding class action claims involving securities presently or formerly held by the Fund.

b.                               The Sub-Advisor may, to the extent permitted by applicable law and regulations, aggregate purchase and sale orders of securities placed with respect to  the  Fund Assets with  similar  orders  being  made  simultaneously  for  other accounts managed by the Sub-Advisor or its affiliates, if, in the Sub-Advisor’s reasonable judgment, such aggregation shall result in an overall economic benefit to the Fund, taking into consideration the selling or purchase price, brokerage commissions, and other expenses.  In the event that a purchase or sale of the Fund Assets occurs as part of any aggregate sale or purchase order, the objective of the Sub-Advisor and any of its affiliates involved in such transaction shall be to allocate the securities so purchased or sold, as well as expenses incurred in the transaction, among the Fund and other accounts in a fair and equitable manner.  Whenever the Fund and one or more other investment advisory clients of the Sub-Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by the Sub- Advisor to be equitable to each.  Moreover, it is possible that due to differing investment objectives or for other reasons, the Sub-Advisor and its affiliates may purchase securities of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of securities for another client, including the Fund.

c.                                The Sub-Advisor will not arrange purchases or sales of securities between the Fund and other accounts advised by the Sub-Advisor or its affiliates unless (a) such purchases  or  sales  are  in  accordance  with  applicable  law  and  regulation  (including Rule 17a-7 under the 1940 Act) and the Fund’s policies and procedures, (b) the Sub-Advisor determines the purchase or sale is in the best interests of the Fund, and (c) the Fund’s Board has approved these types of transactions.

d.                               The Sub-Advisor shall promptly notify the Advisor if the Sub-Advisor reasonably believes that the value of any security held by the Fund and reflected on the books and records of the Fund may not reflect fair value. The Sub-Advisor agrees to provide any pricing information of which the Sub-Advisor is aware to the Advisor and/or any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Fund’s adopted valuation procedures, which may be amended by the Board.  Notwithstanding the foregoing, the parties recognize that the Sub-Advisor is not an official pricing source and has no responsibility for calculating the Fund’s net asset value.

e.                                       Regulatory Compliance.

(i)                                     The Sub-Advisor will comply in all material respects with federal and state securities laws, including the 1940 Act, the Advisers Act, the Securities Act of

1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), the Commodity Exchange Act of 1936, each as amended, and the rules and regulations adopted by the Securities and Exchange Commission, the Commodities Futures Trading Commission, or state securities regulator that are applicable to a registered investment adviser providing services to registered open-end investment companies including, without limitation, Rule 206(4)-7 under the Advisers Act.

(ii)                                The Sub-Advisor shall cause the Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company.

(iii)                             The Sub-Advisor will cooperate fully with the Trust’s Chief Compliance Officer in the execution of his or her responsibilities to monitor service providers to the Trust pursuant to Rule 38a-1 under the 1940 Act.

(iv)                              Subject to the Advisor’s supervision, the Sub-Advisor will prepare and cause to be filed in a timely manner Form 13F and, if required, Schedule 13G, each under the 1934 Act, with respect to securities held for the account of the Fund.

(v)                                 The Sub-Advisor has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, which it will provide to the Advisor and the Fund.  The Sub-Advisor shall ensure that its Access Persons (as defined in the Sub-Advisor’s Code of Ethics) comply in all material respects with the Sub-Advisor’s Code of Ethics, as in effect.  Upon request, the Sub-Advisor shall provide the Fund with (i) a copy of the Sub-Advisor’s current Code of Ethics, as in effect, and (ii) a certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Sub-Advisor’s Code of Ethics. No less frequently than annually, the Sub-Advisor shall furnish a written report, which complies with the requirements of Rule 17j-1 under the 1940 Act, concerning the Sub-Advisor’s Code of Ethics to the Fund and the Advisor.  The Sub-Advisor shall promptly respond to requests for information from the Advisor as to violations of the Sub-Advisor’s Code of Ethics by Access Persons and the sanctions imposed by the Sub-Advisor.  The Sub-Advisor shall promptly notify the Advisor of any material violation of the Sub-Advisor’s Code of Ethics, whether or not such violation relates to a security held by the Fund.

(vi)                              The Sub-Advisor shall notify the Trust’s Chief Compliance Officer and Advisor immediately upon detection of (i) any material failure to manage the Fund in accordance with its investment objectives and policies or any applicable law; or (ii) any material breach of any of the Fund’s or the Advisor’s policies, guidelines, or procedures (to the extent such policies, guidelines, or procedures have been provided to the Sub-Advisor).  In addition, the Sub-Advisor shall provide a quarterly report regarding its compliance with the Fund’s investment objectives and policies and applicable law, including, but not limited to the 1940 Act, the Code, and the Fund’s and the Advisor’s policies, guidelines, or procedures as applicable to the Sub-Advisor’s obligations under this Agreement. The Sub-Advisor acknowledges and agrees that the Advisor may, in its discretion, provide such quarterly compliance certifications to the Board.  The Sub-Advisor agrees to correct any such failure promptly and to take any action that the Board and/or the Advisor may reasonably request in connection with any such breach. The Sub-Advisor shall also provide the officers of the Trust with supporting certifications in connection with certifications of Fund financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act of 2002, as amended.  The Sub-Advisor will promptly notify the Trust in the event (i) the Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry, or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Trust (excluding class action suits in which the Fund is a member of the plaintiff class by reason of the Fund’s ownership of shares in the defendant) or the compliance by the Sub-Advisor with the federal or state securities laws in connection with the services provided to the Fund under this Agreement or (ii) the controlling stockholder of the Sub-Advisor changes or an actual change in control resulting in an “assignment” (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

(vii)                           The Sub-Advisor shall maintain separate books and detailed records of all matters pertaining to the Fund Assets advised by the Sub-Advisor as required by Rule 31a-1 under the 1940 Act (other than those records being maintained by the Advisor, custodian, or transfer agent appointed by the Fund) relating to its responsibilities provided hereunder with respect to the Fund, and shall preserve such records for the periods and in a manner prescribed by Rule 31a-2 under the 1940 Act (the “Fund Books and Records”).  The Fund Books and Records shall be available to the Advisor and the Board, which shall be delivered upon request to the Trust, at the Advisor’s expense, upon the termination of this Agreement and shall be available for telecopying without delay during any day the Fund is open for business.  The Sub-Advisor may retain a copy of the Fund Books and Records for its own recordkeeping purposes.

f.                                        The Sub-Advisor shall provide support to the Advisor with respect to the marketing of the Fund, including but not limited to:  (i) permission to use the Sub-Advisor’s name as provided in Section 6 of this Agreement; (ii) permission to use the past performance and investment history of the Sub-Advisor with respect to a composite of funds managed by the Sub-Advisor that are comparable, in investment objective and composition, to the Fund; (iii) access to the individual(s) responsible for day-to-day management of the Fund for marketing conferences, teleconferences, and other activities involving the promotion of the Fund, subject to the reasonable request of the Advisor; and (iv) permission to use biographical and historical data of the Sub-Advisor and individual manager(s).

g.                                       The Sub-Advisor will, in the name of the Fund, place orders for the execution of all portfolio transactions in accordance with the policies set forth in the Fund’s Disclosure Documents.  When placing orders with brokers and dealers, the Sub-Advisor’s primary objective shall be to obtain the most favorable price and execution available for the Fund, and in placing such orders the Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.  Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, and subject to seeking most favorable price and execution and compliance with Rule 12b-1(h) under the 1940 Act, the Sub-Advisor may select brokers and dealers to execute portfolio transactions of the Fund that promote or sell shares of the Fund.  The Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the 1934 Act),  to pay a broker or dealer who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonable benefit from such research services.  The Sub-Advisor will present a written report to the Board, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board reasonably shall request.

h.                                      The Sub-Advisor shall maintain errors and omissions insurance coverage in an appropriate amount and shall provide prior written notice to the Trust (i) of any material changes in its insurance policies or insurance coverage; or (ii) if any material claims will be made on its insurance policies related to the services provided to the Trust under this Agreement.  Furthermore, the Sub-Advisor shall, upon reasonable request, provide the Trust with any information it may reasonably require concerning the amount of or scope of such insurance.

i.                                          In the event of any reorganization or other change in the Sub-Advisor, its investment principals, supervisors, or members of its investment (or comparable) committee, the Sub-Advisor shall give the Advisor and the  Board written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

j.                                         The Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are expressly undertaken by the Advisor or the Fund.

k.                                     The Advisor and Sub-Advisor acknowledge and agree that the Sub-Advisor shall be required to provide only the services expressly described in this Section 2, and shall have no responsibility to provide any other services to the Advisor or the Portfolio except as required by law.  The Advisor shall remain responsible for the Fund’s overall compliance with the 1940 Act, the Code, and all other applicable federal and state laws and regulations.

l.                                         The Advisor agrees to provide the Sub-Advisor with such assistance as may be reasonably requested by the Sub-Advisor in connection with its activities under this Agreement, including, without limitation, information concerning the Fund, its cash available, or to become available, for investment and generally as to the conditions of the Fund or its affairs.

m.                                 The Advisor will provide the Sub-Advisor with advance notice of, and the opportunity to comment on, any change in the Fund’s investment objectives, investment policies and restrictions as stated in the Disclosure Documents, or in any procedures and policies adopted by the Board of the Trust or the Advisor that may affect the Sub-Advisor’s management of the Fund.  The Sub-Advisor shall, in the performance of its duties and obligations under this Agreement, manage the Fund Assets in compliance with such changes following reasonable notice of the effectiveness of such changes from the Advisor. In addition to such notice, the Advisor shall provide to the Sub-Advisor a copy of modified Disclosure Documents reflecting any changes. The Advisor acknowledges and agrees that the Disclosure Documents will at all times be in compliance with all disclosure requirements under all applicable federal and state laws and regulations relating to the Fund.

n.                                     The Advisor acknowledges and agrees that the Sub-Advisor does not guarantee the future performance or any specific level of performance for the Fund Assets, the success of any investment decision or strategy that the Sub-Advisor may use, or the success of the Sub-Advisor’s overall management of the Fund Assets.  The Advisor acknowledges and agrees that investment decisions made with regard to the Fund Assets by the Sub-Advisor are subject to various market, currency, economic, political, and business risks, and that those investment decisions will not always be beneficial to the Fund.  Additionally, there may be loss or depreciation of the value of the Fund Assets because of fluctuation of market values.  The Advisor acknowledges and agrees that the Sub-Advisor will focus on equity securities of mid-cap companies, and, therefore, may expose the Fund Assets to special risks unique to that asset class.  These risks will be disclosed in the Fund’s Disclosure Documents.

3.                                      Compensation of the Sub-Advisor.

a.                                      As compensation for the services to be rendered and duties undertaken hereunder by the Sub-Advisor, the Advisor will pay to the Sub-Advisor a monthly fee equal on an annual basis to 0.50% on the first $50 million of average daily net assets of the Fund, 0.45% on the next $200 million, and 0.40% on assets over $250 million, without regard to any total expense limitation or other fee waiver applied by the Trust or the Advisor.  Such fee shall be computed and accrued daily.  If the Sub-Advisor serves in such capacity for less than the whole of any period specified in Section 12a of this Agreement, the compensation to the Sub-Advisor shall be prorated.  For purposes of calculating the Sub-Advisor’s fee, the daily value of the Fund Assets shall be computed by the same method as the Trust uses to compute the net asset value of the Fund for purposes of purchases and redemptions of shares.

b.                                      The Sub-Advisor reserves the right to waive all or a part of its fees hereunder.

4.                                      Activities of the Sub-Advisor.  The Sub-Advisor will report to the Board (at regular quarterly meetings and at such other times as such Board reasonably shall request, subject to the limitation on personal attendance at such meetings set forth in Section 2a of this Agreement) (i) the financial condition and financial prospects of the Sub- Advisor, (ii) the nature and amount of transactions that may be reasonably expected to affect the Fund that involve the Sub-Advisor and its affiliates, (iii) information regarding any potential conflicts of interest arising by reason of its continuing provision of advisory services to the Fund and to its other accounts, and (iv) such other information as the Board shall  reasonably  request  regarding  the  Fund,  including  but  not  limited  to the performance of the specific strategy used to manage the Fund Assets, and the capacity of the Sub-Advisor as it relates to the continuing ability of the Sub-Advisor to accept additional cash flow from the Advisor into the Fund.  Upon request, the Sub-Advisor agrees to discuss with the Board its plans for the allocation of remaining capacity in the strategy used to manage the Fund, with respect to the Fund and to the Sub-Advisor’s other clients.

The Sub-Advisor will annually provide the Advisor with the Sub-Advisor’s financial statements.  For purposes of this paragraph, “financial statements” shall include the Sub-Advisor’s balance sheet, income statement, and notes to the financial statements. The Sub-Advisor will also provide, upon reasonable request by the Advisor, quarterly estimates of the Sub-Advisor’s financial statements.

5.                                      Representations of the Advisor and the Trust.  The Advisor represents that: (a) the Advisor has been duly appointed by the Board to provide investment services to the Fund Assets as contemplated in this Agreement; (b) the Advisor has all necessary power and authority to execute, deliver, and perform this Agreement on behalf of the Trust, and such execution, delivery, and performance will not violate any applicable law, regulation, organizational document, policy, or agreement binding on the Trust or its property; (c)  the Trust has the full power and authority to enter into all transactions contemplated under this Agreement, to perform its obligations under such transactions and to authorize the Advisor to procure the Sub-Advisor to enter into such transactions on the Trust’s and Fund’s behalf; (d) the Advisor’s decision to appoint the Sub-Advisor was made in a manner consistent with its fiduciary duties under applicable law and the governing documents, contracts, or other material agreements or instruments governing the Fund’s investment or trading activities; (e) the Advisor will deliver to the Sub-Advisor a true and complete copy of the Fund’s Disclosure Documents, such other documents or instruments governing the investments of Fund Assets, and such other information as is necessary for the Sub-Advisor to carry out its obligations under this Agreement; (f) the Trust is a “United States person” within the meaning of Section 7701(a)(30) of the IRS Code.

6.                                      Use of Names.  Neither the Advisor nor the Trust shall use the name of the Sub-Advisor in any prospectus, sales literature, or other material relating to the Advisor or the Trust in any manner not approved in advance by the Sub-Advisor; provided, however, that the Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the Securities and Exchange Commission (the “SEC”) or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld.  The Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust  will each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Sub-Advisor hereunder or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld. Upon termination of this Agreement in accordance with Section 12, the Advisor shall cease using any references to the Sub-Advisor in Fund and Advisor documents unless such reference is required by law.  For purposes of this paragraph, Fund and Advisor documents includes but is not limited to, marketing materials, regulatory filings, and performance reporting.

7.                                      Liability of the Sub-Advisor.  The Sub-Advisor shall indemnify and hold harmless the Trust and all affiliated persons (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Sub-Advisor Indemnitees”) against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) (collectively, “Losses”) incurred by reason of or arising out of: (a) the Sub-Advisor being in material violation of any applicable federal or state law, rule, or regulation or any investment policy or restriction set forth in the Fund’s Disclosure Documents or any written guidelines or instruction provided in writing by the Board, or (b) the Sub-Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

8.                              Liability of the Advisor.  The Advisor shall indemnify and hold harmless the Sub-Advisor and all affiliated persons (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Advisor Indemnitees”) against any and all direct Losses  incurred by  reason  of  or  arising  out  of:  (a)  the  Advisor  being  in  material  violation  of  any applicable federal or state law, rule, or regulation, or (b) the Advisor’s willful misfeasance, bad faith,  or  gross  negligence generally in the performance of its duties hereunder; or  its  reckless  disregard  of  its  obligations  and  duties  under  this Agreement.

9.                                      Limitation of Trust’s Liability.  The Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust’s liability set forth in its Declaration of Trust.  The Sub-Advisor agrees that (i) the Trust’s obligations to the Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) the Sub-Advisor shall not seek satisfaction of any such obligation from the shareholders of the Fund, other than the Advisor, nor from any Trustee, officer, employee, or agent of the Trust.

10.                               Force Majeure.  The Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply.  In the event of equipment breakdowns beyond its control, the Sub-Advisor shall take all reasonable steps to minimize service interruptions.

11.                               Confidentiality.  Each party expressly undertakes to protect and to preserve the confidentiality of all information and know-how made available under or in connection with this Agreement, or the parties’ activities hereunder that is either designated as being confidential, or which, by the nature of the circumstances surrounding the disclosure, ought in good faith to be treated as proprietary or confidential (the “Confidential Information”).  Each party shall take reasonable security precautions, at least as great as the precautions it takes to protect its own confidential information but in any event using a reasonable standard of care, to keep confidential the Confidential Information. Neither party shall disclose Confidential Information except:  (a) to its employees, directors, officers, legal advisors, or auditors having a need to know such Confidential Information; (b) in accordance with a judicial or other governmental order or when such disclosure is required by law, provided that prior to such disclosure the receiving party shall provide the disclosing party with written notice and shall comply with any protective order or equivalent; or (c) in accordance with a regulatory audit or inquiry, without prior notice to the disclosing party, provided that the receiving party shall obtain a confidentiality undertaking from the regulatory agency where possible.

Neither party will make use of any Confidential Information except as expressly authorized in this Agreement or as agreed to in writing between the parties.  However, the receiving party shall have no obligation to maintain the confidentiality of information that:  (a) it received rightfully from another party prior to its receipt from the disclosing party; (b) the disclosing party discloses generally without any obligation of confidentiality; (c) is or subsequently becomes publicly available without the receiving party’s breach of any obligation owed the disclosing party; or (d) is independently developed by the receiving party without reliance upon or use of any Confidential Information.  Each party’s obligations under this clause shall survive for a period of three (3) years following the expiration or termination of this Agreement.

Notwithstanding anything to the contrary, each party to this Agreement may disclose any information with respect to the United States federal income tax treatment and tax structure (and any fact that may be relevant to understanding the purported or claimed federal income tax treatment of the transaction) of the transactions contemplated in this Agreement.

12.                               Renewal, Termination and Amendment.

a.                                      This Agreement shall continue in effect, unless sooner terminated under this Agreement, until November 22, 2015; and it shall thereafter continue for successive annual terms provided that such continuance is specifically approved by the parties and, in addition, at least annually by (i) the vote of the holders of a majority of the outstanding voting securities (as herein defined) of the Fund or (ii) by vote of a majority of the Trust’s Board including  the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of either the Advisor or the Sub-Advisor, cast in person at a meeting called for the purpose of voting on such approval.

b.                                      This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor upon not more than sixty (60) days’ nor less than thirty (30) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Sub-Advisor; (ii) by the Sub-Advisor upon not less than sixty (60) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Advisor; or (iii) by the Trust, upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Fund.  This Agreement shall terminate automatically in the event of its assignment.

c.                                       This Agreement may be amended at any time by the parties, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change.

d.                                      The terms “assignment,” “interested persons” and “majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act.

13.                               Severability.  If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected.

14.                                    Notice.  Any notices under this Agreement shall be in writing and sent to the address or facsimile number, as applicable, of the party receiving such notice or instruction and (a) delivered personally; (b) sent by electronic mail (“email”) or facsimile transmission, with notice or confirmation of receipt received; (c) delivered by a nationally recognized overnight courier; or (d) sent by prepaid first-class mail.  Until further notice to the other party, it is agreed that the addresses of the Trust and the Advisor for this purpose shall be 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 and that the address of the Sub-Advisor shall be 200 Clarendon Street, 28th Floor, Boston, MA 02116.

15.                               Miscellaneous.  Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio.  The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which taken together shall constitute one and the same instrument.

16.                               Entire Agreement.  This Agreement, including any attached Schedules, constitutes the sole and entire agreement of the parties with respect to the Agreement’s subject matter.

17.                               Customer Notification.  By executing this Agreement, the Advisor acknowledges that as required by the Advisers Act the Sub-Advisor has supplied to the Advisor and the Trust copies of the Sub-Advisor’s Form ADV with all exhibits and attachments (including the Sub-Advisor’s statement of financial condition) and will promptly supply to the Advisor copies of all amendments or restatements of such document.  Otherwise, the

Advisor’s rights under federal law allow termination of this contract without penalty within five (5) business days after entering into this contract.  U.S. law also requires the Sub-Advisor to obtain, verify, and record information that identifies each person or entity that opens an account.  The Sub-Advisor will ask for the Trust’s legal name, principal place of business address, and Taxpayer ID or other identification number, and may ask for other identifying information.

The parties’ duly authorized officers have signed and delivered this Agreement as of the date first above written.

TOUCHSTONE ADVISORS, INC.

BY:	/s/ Steve Graziano	BY:	/s/ Timothy D. Paulin
	Steve Graziano		Timothy D. Paulin
	President		SVP, Investment Research & Prod Mgmt

LEE MUNDER CAPITAL GROUP LLC

BY:	/s/ Kenneth Swan	BY:	/s/ Joseph Tower
	Kenneth Swan		Joseph Tower
	Chief Executive Officer		Chief Compliance Officer/
Chief Operating Officer

D-9	TSF-1978-1311

STATEMENT OF ADDITIONAL INFORMATION

February [XX], 2014

Acquisition of Assets of

TOUCHSTONE MID CAP VALUE OPPORTUNITIES FUND
CLASS A TICKER:  TMOAX
CLASS C TICKER: TMOCX
CLASS Y TICKER:  TMOYX
INSTITUTIONAL CLASS TICKER: TMOIX

a series of

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

By and In Exchange For Shares of

TOUCHSTONE MID CAP VALUE FUND
CLASS A TICKER:  TCVAX
CLASS C TICKER: TMFCX
CLASS Y TICKER:  TCVYX
INSTITUTIONAL CLASS TICKER: TCVIX

a series of

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated February [XX], 2014, relating specifically to the proposed transfer of the assets and liabilities of Touchstone Mid Cap Value Opportunities Fund (the “Acquired Fund”), a series of Touchstone Strategic Trust , to Touchstone Mid Cap Value Fund (the “Acquiring Fund”, and together with the Acquired Fund, the “Funds”), a series of Touchstone Funds Group Trust , in exchange for shares of beneficial interest of the Acquiring Fund (to be issued to holders of shares of the Acquired Fund).  A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to either Trust at the telephone number or address set forth above.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

Table of Contents

General Information	1
Incorporation by Reference	1
Pro Forma Financial Information (Unaudited)	2

i

General Information

This SAI relates to the proposed (a) transfer of the assets and the liabilities, as set forth in the Agreement and Plan of Reorganization, of the Acquired Fund to the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares of the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Further information is included in the Prospectus/Information Statement and in the documents listed below, which are incorporated by reference into this SAI.

Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 SAI of TFGT dated January 30, 2013, as supplemented September 30, 2013 (previously filed on EDGAR, Accession No. 0001104659-13-005222) ,and as supplemented through the date of this SAI;

(2)                                 Annual Report of TFGT, with respect to the Acquiring Fund, for the fiscal year ended September 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-065116); and

(3)                                 Annual Report of TST, with respect to the Acquired Fund, for the fiscal year ended June 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-048346).

Pro Forma Financial Information (Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and Acquiring Fund as of September 30, 2013, using the fees and expenses information shown in the Annual Report for the Acquiring Fund.  The Acquired Fund’s information was prepared using the financial information for the 12 months ended September 30, 2013.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and Acquiring Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if the Reorganization occurred on September 30, 2013.

Acquired Fund	Acquiring Fund
Touchstone Mid Cap Value Opportunities Fund, a series of Touchstone Strategic Trust	Touchstone Mid Cap Value Fund, a series of Touchstone Funds Group Trust

Note 2 — Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a direct result of the Reorganization.  The Acquired Fund and the Acquiring Fund are both registered open-end management investment companies.  The Reorganization would be accomplished by the transfer of the assets and the liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, pro-rata distribution of such shares of the corresponding class to the shareholders of the Acquired Fund, and liquidation and termination of the Acquired Fund.  The pro forma financial information has been adjusted to reflect the assumption that the Acquired Fund distributes its undistributed net investment income of $531,729 to its shareholders prior to the Reorganization.  The table below shows the class and shares that Acquired Fund shareholders would have received had the Reorganization occurred on September 30, 2013.

Acquired Fund Share Class	Acquiring Fund Shares Issued	Acquiring Fund Share Class
Class A	627,600	Class A
Class C	32,907	Class C
Class Y	6,277,015	Class Y
Institutional Class	2,185,378	Institutional Class

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes.  In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Acquired Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Touchstone Mid Cap Value Opportunities Fund (Acquired Fund)	$147,401,516	September 30, 2013
Touchstone Mid Cap Value Fund (Acquiring Fund)	$166,772,002	September 30, 2013
Touchstone Mid Cap Value Fund (Pro Forma Combined Fund)	$314,173,518	September 30, 2013

2

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had been in effect on the first day of the 12-month period ended September 30, 2013 using the fees and expenses information shown in the Prospectus/Information Statement.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information.  Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2.  Actual results could differ from those estimates.  No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees(1)	$(55,260)	(0.02)%
Professional fees(2)	$(27,614)	(0.01)%
Federal and state registration fees(2)	$(48,650)	(0.02)%
Reports to Shareholders(2)	$(22,000)	(0.01)%
Trustee Fees and Expenses(2)	$(11,886)	(0.00	)%(4)
Other Expenses(2)	$(8,539)	(0.00	)%(4)
Reimbursement(3)	$183,952	0.06%
Total Pro Forma Net Expense Adjustment	$10,003	0.00	%(4)

(1)                                 Reflects the impact of applying the Acquiring Fund’s management fee rates following the Reorganization to the combined fund’s average net assets.

(2)                                 Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.

(3)                                 Reflects the decrease in expense reimbursement payments the adviser would have made to the combined fund if the Reorganization had occurred on the first day of the 12-month period ended September 30, 2013.

(4)                                 Rounds to less than (0.01%).

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.  No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

Note 4 — Portfolio Repositioning

If the Reorganization had occurred as of September 30, 2013, the Acquired Fund would not have been required to dispose of any of its securities in order to comply with the Acquiring Fund’s investment policies and limitations.  Based on the Funds’ portfolios as of September 30, 2013, however, due to the change in sub-advisor, it is estimated that approximately 92% of the Acquired Fund’s portfolio was sold prior to the Reorganization.  It is anticipated that, in general, Acquired Fund holdings that overlap holdings of the Acquiring Fund will be retained and other holdings will be sold.  Proceeds of securities sold generally will be utilized to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganization.  As a result, it is expected that the Acquiring Fund’s portfolio post-Reorganization, after selling securities previously held by the Acquired Fund and reinvesting the proceeds, will resemble as nearly as possible the Acquiring Fund’s portfolio pre-Reorganization.  The Acquiring Fund’s portfolio holdings as of September 30, 2013 are included in the Acquiring Fund’s Annual Report, which is incorporated by reference in this SAI.  In addition, the Acquiring Fund’s portfolio holdings as of December 31, 2013 will be available in the Acquiring Fund’s Form N-Q for the quarter ended December 31, 2013.  The portfolio repositioning resulted in increased brokerage commissions or other transaction costs of approximately $113,683, based on average commission rates normally incurred by the Acquired Fund, and realized gains of approximately $20,106,473  when the securities were sold.  Due to the Acquired Fund’s capital loss carryforwards set forth in Note 7 below, it is expected that the portfolio repositioning may result in a capital gain distribution to the Acquired Fund

3

shareholders. Reorganization costs do not include any brokerage commissions or other transaction costs that would be incurred due to portfolio repositioning.

Note 5 — Reorganization Costs

Touchstone Advisors, Inc. estimates that expenses for the Reorganization will be approximately $16,000.  These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganization.  Touchstone Advisors, Inc. will pay the costs of the Reorganization.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio manager, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund.

Note 7 — Capital Loss Carryforwards

As of September 30, 2013, the Acquiring Fund had no unused capital loss carryforwards, while the Acquired Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the capital loss carryforwards will expire as follows:

2017
$3,299,947

4	TSF-1978-SAI-1311

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement.

Certain Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

ITEM 16. EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)

Registrant’s Certificate of Trust dated October 22, 1993 is herein incorporated by reference to Exhibit (1)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the Securities and Exchange Commission (“SEC”) on January 10, 2014.

(b)

Registrant’s Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c)

Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d)

Certificate of Amendment and Restatement of Certificate of Trust dated January 27, 1994 is herein incorporated by reference to Exhibit (1)(d) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(e)

Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998

(f)

Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(g)

Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(h)

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 23, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(i)

Certificate of Amendment of Certificate of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on May 3, 2004.

(j)

Certificate of Amendment of Certificate of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(k)

Certificate of Correction of a Statutory Trust dated April 17, 2009 is herein incorporated by reference to Exhibit (1)(k) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(2) BY-LAWS OF THE REGISTRANT

(a)

Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on April 14, 2005.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)

Agreement and Plan of Reorganization between Touchstone Strategic Trust and Registrant dated November 22, 2013 is herein incorporated by reference to Exhibit (4)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-03651), filed with the SEC on September 19, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to exhibit (d)(1) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(b)

Amendment to Schedule C-1 of the Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on

January 28, 2013.

(c)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC with respect to the Touchstone Sands Capital Select Growth Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(d)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments, Inc. with respect to the Touchstone Premium Yield Equity Fund dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 15, 2008.

(e)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ultra Short Duration Fixed Income Fund dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America Inc. with respect to the Touchstone Emerging Markets Equity Fund dated May 17, 2012 is herein incorporated by reference to Exhibit (6)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(g)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Capital Group, LLC with respect to the Touchstone Mid Cap Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(h)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Forum Securities, Ltd. with respect to the Touchstone Global Real Estate Fund dated May 28, 2013 is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on July 17, 2013.

(i)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Small Cap Core Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Mid Cap Fund dated December 8, 2011 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(k)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited with respect to the Touchstone International Fixed Income Fund dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(m)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Cap Value Fund dated September 10, 2012 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(n)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners, LLC with respect to the Touchstone Total Return Bond Fund dated May 19, 2011 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(o)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Merger Arbitrage Fund dated August 9, 2011 is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(p)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Arbitrage Fund dated September 30, 2013 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2013.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement between the Registrant and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 21, 2006.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Distribution and Shareholder Services Plan for Class A shares is herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(b)

Distribution and Shareholder Services Plan for Class C shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(c)

Shareholder Services Plan for Class Z shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(d)(1)

Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(d)(2)

Amended Schedule A to the Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2013.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)

Opinion of Vedder Price PC, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)

Form of Opinion of Vedder Price PC, as to certain tax consequences, is herein incorporated by reference to Exhibit (12)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(b)(1)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) dated November 5, 2011 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(b)(2)(i)

Amendment to Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and 811-08104), filed with the SEC on April 25, 2012.

(b)(2)(ii)

Exhibit A to the Sub-Administration and Accounting Services Agreement dated September 6, 2012 is herein incorporated by reference to Exhibit (13)(m) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(c)(1)

Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(c)(2)

Amendment to Transfer Agency and Shareholder Services Agreement between Touchstone Advisors, Inc. and BNY Mellon dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(e) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and 811-08104), filed with the SEC on April 25, 2012.

(c)(3)

Schedule B to the Transfer Agency and Shareholder Services Agreement dated September 6, 2012 with BNY Mellon is herein incorporated by reference to Exhibit (13)(k) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(d)(1)

State Filing Services Agreement between Registrant and BNY Mellon dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(d)(2)

Schedule A to the State Filing Services Agreement between Registrant and BNY Mellon dated September 6, 2012 is herein incorporated by reference to Exhibit (13)(l) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(e)

Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and

811-08104), filed with the SEC on April 25, 2012.

(f)(1)

Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 is herein incorporated by reference to Exhibit (13)(f)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(f)(2)

Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective November 29, 2013 is herein incorporated by reference to Exhibit (13)(f)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(g)(1)

Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 with respect to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (13)(g)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(g)(2)

Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective January 29, 2014 with respect to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (13)(g)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14) of Registrant’s Registration Statement on Form N-14 (File No. 193307), filed with the SEC on January 10, 2014.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

(a)

Powers of Attorney is herein incorporated by reference to Exhibit (16)(a) of Touchstone Variable Series Trust’s Registration Statement on Form N-14 (File No. 333-191284), filed with the SEC on September 20, 2013.

(17) ADDITIONAL EXHIBITS

(a)

SAI for the Touchstone Mid Cap Value Opportunities Fund filed with the SEC on October 25, 2013 with Post-Effective Amendment No. 100 to Touchstone Strategic Trust’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(b)

SAI for the Touchstone Mid Cap Value Fund filed with the SEC on September 30, 2013 with Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) and incorporated herein by reference.

(c)

Audited financial statements included in the Annual Report to Shareholders of Touchstone Funds Group Trust with respect to the Touchstone Mid Cap Value Fund filed with the SEC on December 2, 2013 and incorporated herein by reference (SEC Accession No. 0001144204-13-065116).

(d)

Audited financial statements included in the Annual Report to Shareholders of Touchstone Strategic Trust with respect to the Touchstone Mid Cap Value Opportunities Fund filed with the SEC on August 29, 2013 and incorporated herein by reference (SEC Accession No. 0001144204-13-048346).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati, and State of Ohio on the 5th day of February 2014.

Touchstone Funds Group Trust

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	February 5, 2014
Phillip R. Cox

*	Trustee	February 5, 2014
William C. Gale

*	Trustee	February 5, 2014
Susan J. Hickenlooper

*	Trustee	February 5, 2014
H. Jerome Lerner

/s/ Jill T. McGruder	Trustee and President	February 5, 2014
Jill T. McGruder

*	Trustee	February 5, 2014
Kevin A. Robie

*	Trustee	February 5, 2014
Donald C. Siekmann

*	Trustee	February 5, 2014
Edward J. VonderBrink

/s/ Terrie A. Wiedenheft	Controller, Treasurer, and Principal Financial Officer	February 5, 2014
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)